Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

October 3, 2012 (as revised December 21, 2012)
Share Classes      Institutional    Class P    Class D

Allianz Multi-Strategy Funds Prospectus

AllianzGI Structured Alpha Fund
Institutional Class	AZIIX
Class P	AZIPX
Class D	AZIDX

AllianzGI U.S. Equity Hedged Fund
Institutional Class	AZUIX
Class P	AZUPX
Class D	AZUDX

AllianzGI NFJ Emerging Markets Value Fund
Institutional Class	AZMIX
Class P	AZMPX
Class D	AZMDX

As with other mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Allianz Multi-Strategy Funds Prospectus

The Prospectus explains what you should know about each Fund (together, the “Funds”) of Allianz Funds Multi-Strategy Trust (the “Trust”) before you invest. Please read it carefully.

AllianzGI Structured Alpha Fund

Investment Objective	The Fund seeks to generate attractive risk-adjusted absolute returns through a complete market cycle.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution	Estimated	Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses(1)	Expenses	Reductions(2)	Reductions(2)

Institutional	1.25%	None	3.78%	5.03%	(3.38)%	1.65%

Class P	1.25	None	3.88	5.13	(3.38)	1.75

Class D	1.25	0.25%	3.78	5.28	(3.38)	1.90

(1) Other expenses are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2013 and include organizational expenses.

(2) Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through December 31, 2013, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.65% for Institutional Class, 1.75% for Class P and 1.90% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts until November 30, 2017 provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years

Institutional	$168	$912

Class P	178	942

Class D	193	986

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by investing significantly in exchange-traded listed and FLEX U.S. equity index options, while holding cash and cash equivalents as collateral for option investments.

Under normal market conditions, the Fund will hold the majority of its assets in cash and cash equivalents such as U.S. Treasury bills. The portfolio managers will select these in an effort to maintain a stable portfolio base as collateral for the index option spread strategy described below.

Using a portion of its cash and cash equivalents as collateral, the portfolio managers utilize a combination of proprietary models to construct paired option positions, or so-called “option spreads,” typically by buying and selling put options and call options on equity indexes such as the S&P 500 Index, Russell 2000 Index and NASDAQ 100. Call options are contracts representing the right to purchase the underlying instrument at a specified price (the “strike price”) at or before a specified future date (the “expiration date”), while put options represent the right to sell the underlying instrument at the strike price on or before the expiration date. Index options, which are not based on a single underlying security, are typically cash-settled without requiring delivery. The Fund may buy and sell exchange-traded options and FLEX options (i.e., listed options that are traded on an exchange but with customized strike prices and expiration dates). Option spreads are typically created by buying and selling options of the same class on the same underlying instrument but with different strike prices or expiration dates. The number of contracts bought and sold can be different in a spread (normally called a “ratio spread”) or they can be the same. The portfolio managers seek to create option-based “profit zones” that upon expiration of the combination of individual option positions that make up the option spread will capture positive payoffs if the level of the underlying index (or other instrument) ends up within the chosen “profit zone.” The

Prospectus	1

AllianzGI Structured Alpha Fund (continued)

Fund seeks to optimize spread positions and profit zones based on (a) targeted positive return potential, (b) structural risk protections, (c) collateral management, and (d) flexibility to restructure profit zones if necessary. The Fund intends to invest primarily in option spreads, consisting of 50 to 400 individual option positions, and may buy or sell put or call index options that are not paired as part of an option spread. The duration of individual option positions will normally range from 20 to 75 days at inception. The gross notional value of options held by the Fund may significantly exceed the current net asset value of the Fund at any time. To the extent the Fund enters into option positions that are only partially or not at all paired as part of an option spread, the Fund may have greater exposure to rapid deterioration of the portfolio and should be deemed speculative.

The Fund may invest in exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”), including ETFs and ETNs that provide exposure to market volatility, either as an offset or as an addition to option-based trades. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Market Risk). Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default (Fixed Income Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Management of the Fund	Investment Manager Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Manager
Greg P. Tournant, Portfolio Manager and head of AGIC’s Structured Products team, has managed the Fund since its inception in 2012 and is the lead Portfolio Manager.

Stephen G. Bond-Nelson, Portfolio Manager, has managed the Fund since its inception in 2012.

Trevor Taylor, Portfolio Manager, has managed the Fund since its inception in 2012.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

2	Allianz Multi-Strategy Funds

AllianzGI Structured Alpha Fund (continued)

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	3

AllianzGI U.S. Equity Hedged Fund

Investment Objective	The Fund seeks capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution	Estimated	Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses(1)	Expenses	Reductions(2)	Reductions(2)

Institutional	0.70%	None	7.28%	7.98%	(6.98)%	1.00%

Class P	0.70	None	7.38	8.08	(6.98)	1.10

Class D	0.70	0.25%	7.28	8.23	(6.98)	1.25

(1) Other expenses are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2013 and include organizational expenses.

(2) Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through December 31, 2013, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.00% for Institutional Class, 1.10% for Class P and 1.25% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts until November 30, 2017, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years

Institutional	$102	$1,144

Class P	112	1,173

Class D	127	1,216

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies. The Fund currently defines “U.S. companies” as those companies that are deemed to be domiciled in the United States for purposes of their geographical eligibility for inclusion in the S&P 500 Index, a broad-based index of U.S. stocks.

The Fund expects to invest typically in all 500 stocks included in the S&P 500 Index, and seeks to replicate approximately the relative weighting of those stocks on the S&P 500 Index. To the extent the portfolio managers identify efficiencies in achieving exposure to desired stocks through other instruments, the Fund may complement its direct stock positions with temporary or medium-term investments in stock index futures, exchange traded funds (ETFs) and other derivative instruments. The portfolio managers may consider selling a particular position if the security ceases to be included on the S&P 500 Index (either through quarterly rebalancing of the index or otherwise) or if a more attractive means of achieving the same exposure is identified. Because the S&P 500 Index does not incur the types of transaction costs that the Fund bears in connection with rebalancing and responding to cash flows, the Fund’s stock portfolio (regardless of whether through direct or indirect holdings) may consistently underperform the S&P 500 Index.

Under normal market and other conditions, in addition to the stock portfolio described above, the Fund seeks to employ a strategy of investing in exchange-traded options or FLEX options (i.e. listed options that are traded on an exchange, but with customized strike prices and expiration dates) that, when paired with the equity portfolio, promote the protection of capital during unfavorable market conditions (the “Index Option Strategy”).The Fund will utilize (buy) equity index put options (long puts) on U.S. equity indexes with the purpose of protecting the

4	Allianz Multi-Strategy Funds

AllianzGI U.S. Equity Hedged Fund (continued)

Fund from a significant market decline while limiting the cost and interference of this “protection,” and will write (sell) equity index call options (short calls) on U.S. equity indexes to offset some or all of the cost of the put options. Under normal market conditions, the option positions will consist of long puts with notional value roughly equal to the full value of the Fund’s stock portfolio, expiring in roughly equal proportions over longer periods (e.g., the next 12 months), and short call positions expiring over a shorter period (e.g. less than 45 days) with notional value roughly equal to the full value of the Fund’s stock portfolio. Additionally, when a new long put position is established in periods of elevated volatility, the portfolio managers may seek to pair it with a short put at a strike price below the coinciding long put. All options are expected to be held to expiration (unless redemptions require earlier close-out), and strike prices are systematically selected. In pursuing the Index Option Strategy, the Fund generally will not be able to offset the full cost of the “protection” it is seeking and must keep significant cash and cash equivalents available, and therefore the Fund will typically underperform the S&P 500 Index during periods of market increases and slight market decreases.

In response to unusual market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in long call options or call option spreads, high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Management of the Fund	Investment Manager Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Manager
Greg P. Tournant, Portfolio Manager and head of AGIC’s Structured Products team, has managed the Fund since its inception in 2012 and is the lead Portfolio Manager.

Stephen G. Bond-Nelson, Portfolio Manager, has managed the Fund since its inception in 2012.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Prospectus	5

AllianzGI U.S. Equity Hedged Fund (continued)

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

6	Allianz Multi-Strategy Funds

AllianzGI NFJ Emerging Markets Value Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution	Estimated	Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses(1)	Expenses	Reductions(2)	Reductions(2)

Institutional	1.00%	None	12.11%	13.11%	(11.81)%	1.30%

Class P	1.00	None	12.21	13.21	(11.81)	1.40

Class D	1.00	0.25%	12.11	13.36	(11.81)	1.55

(1) Other expenses are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2013 and include organizational expenses.

(2) Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through December 31, 2013, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.30% for Institutional Class, 1.40% for Class P and 1.55% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts until November 30, 2017, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years

Institutional	$132	$1,892

Class P	143	1,919

Class D	158	1,959

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are domiciled in or tied economically to countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund may achieve its exposure to non-U.S. equity securities in several ways, including through investing in American Depositary Receipts (ADRs) and other depositary receipts, in addition to direct investments in the securities of non-U.S. issuers. The Fund may also utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, as well as access products such as participatory notes. Although the Fund does not expect to invest significantly in foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, it may do so at any time.

In selecting investments for the Fund, the portfolio managers use a value investing style focusing on equity securities of companies whose securities the portfolio managers believe have low valuations, including smaller capitalization securities and real estate investment trusts (REITs). The portfolio managers partition the Fund’s initial selection universe of non-U.S. and U.S. companies for dividend-paying value opportunities across the emerging markets to determine potential holdings for the Fund representing broad diversification by sector, industry, country and issue. The portfolio managers use quantitative factors to screen the Fund’s selection universe, analyzing factors such as price-to-earnings ratios (i.e., share price relative to a company’s earnings), dividend yield, price-to-book ratios (i.e., share price relative to a company’s balance sheet value), price-to-cash-flow ratios (i.e., share price relative to a company’s cash flow). After still further narrowing the universe through

Prospectus	7

AllianzGI NFJ Emerging Markets Value Fund (continued)

a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 125 to 175 securities for the Fund. The portfolio managers may consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security demonstrates a lower price-to-earnings ratio, a higher dividend yield or other, favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Management of the Fund	Investment Manager Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Manager
Morley D. Campbell, Portfolio Manager and Senior Vice President of NFJ, has managed the Fund since its inception in 2012 and is the lead Portfolio Manager.

L. Baxter Hines, Portfolio Manager and Vice President at NFJ, has managed the Fund since its inception in 2012.

R. Burns McKinney, Portfolio Manager and Managing Director at NFJ, has managed the Fund since its inception in 2012.

Thomas W. Oliver, Portfolio Manager and Managing Director at NFJ, has managed the Fund since its inception in 2012.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

8	Allianz Multi-Strategy Funds

AllianzGI NFJ Emerging Markets Value Fund (continued)

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	9

Principal Investments and Strategies of Each Fund

This section, together with the next section entitled “Summary of Principal Risks,” provides more detailed information regarding each Fund’s investment objective, principal investments and strategies and principal risks.

Descriptions of different Funds should be read independently of one another. How or whether a particular Fund utilizes an investment strategy, technique or instrument should not be inferred from how or whether other Funds are described as utilizing the same investment strategy, technique or instrument in their descriptions. Some Funds are subject to capitalization criteria and percentage investment limitations, as noted in their Fund Summaries above and in the descriptions below. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” for more information about these limitations.

It is possible to lose money on an investment in the Funds. The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate.

10	Allianz Multi-Strategy Funds

AllianzGI Structured Alpha Fund

Principal Investments and Strategies	Investment Objective Seeks to generate attractive risk-adjusted absolute returns through a complete market cycle	Fund Category Options Fund Focus Equity index options	Approximate Primary Capitalization Range N/A Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by investing significantly in exchange-traded listed and FLEX U.S. equity index options, while holding cash and cash equivalents as collateral for option investments.

Under normal market conditions, the Fund will hold the majority of its assets in cash and cash equivalents such as U.S. Treasury bills. The portfolio managers will select these in an effort to maintain a stable portfolio base as collateral for the index option spread strategy described below.

Using a portion of its cash and cash equivalents as collateral, the portfolio managers utilize a combination of proprietary models to construct paired option positions, or so-called “option spreads,” typically by buying and selling put options and call options on equity indexes such as the S&P 500 Index, Russell 2000 Index and NASDAQ 100. Call options are contracts representing the right to purchase the underlying instrument at a specified price (the “strike price”) at or before a specified future date (the “expiration date”), while put options represent the right to sell the underlying instrument at the strike price on or before the expiration date. Index options, which are not based on a single underlying security, are typically cash-settled without requiring delivery. The Fund may buy and sell exchange-traded options and FLEX options (i.e., listed options that are traded on an exchange but with customized strike prices and expiration dates). Option spreads are typically created by buying and selling options of the same class on the same underlying instrument but with different strike prices or expiration dates. The number of contracts bought and sold can be different in a spread (normally called a “ratio spread”) or they can be the same. The portfolio managers seek to create option-based “profit zones” that upon expiration of the combination of individual option positions that make up the option spread will capture positive payoffs if the level of the underlying index (or other instrument) ends up within the chosen “profit zone.” The Fund seeks to optimize spread positions and profit zones based on (a) targeted positive return potential, (b) structural risk protections, (c) collateral management, and (d) flexibility to restructure profit zones if necessary. The Fund intends to invest primarily in option spreads, consisting of 50 to 400 individual option positions, and may buy or sell put or call index options that are not paired as part of an option spread. The duration of individual option positions will normally range from 20 to 75 days at inception. The gross notional value of options held by the Fund may significantly exceed the current net asset value of the Fund at any time. To the extent the Fund enters into option positions that are only partially or not at all paired as part of an option spread, the Fund may have greater exposure to rapid deterioration of the portfolio and should be deemed speculative.

The Fund may invest in exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”), including ETFs and ETNs that provide exposure to market volatility, either as an offset or as an addition to option-based trades. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first two risks):

• Market Risk • Fixed Income Risk • Credit Risk	• Derivatives Risk • Leveraging Risk • Liquidity Risk	• Management Risk • Turnover Risk

Prospectus	11

AllianzGI U.S. Equity Hedged Fund

Principal Investments and Strategies	Investment Objective Seeks capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions	Fund Category Common Stocks Fund Focus U.S. equity securities	Approximate Primary Capitalization Range Same as S&P 500 Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies. The Fund currently defines “U.S. companies” as those companies that are deemed to be domiciled in the United States for purposes of their geographical eligibility for inclusion in the S&P 500 Index, a broad-based index of U.S. stocks.

The Fund expects to invest typically in all 500 stocks included in the S&P 500 Index, and seeks to replicate approximately the relative weighting of those stocks on the S&P 500 Index. To the extent the portfolio managers identify efficiencies in achieving exposure to desired stocks through other instruments, the Fund may complement its direct stock positions with temporary or medium-term investments in stock index futures, exchange traded funds (ETFs) and other derivative instruments. The portfolio managers may consider selling a particular position if the security ceases to be included on the S&P 500 Index (either through quarterly rebalancing of the index or otherwise) or if a more attractive means of achieving the same exposure is identified. Because the S&P 500 Index does not incur the types of transaction costs that the Fund bears in connection with rebalancing and responding to cash flows, the Fund’s stock portfolio (regardless of whether through direct or indirect holdings) may consistently underperform the S&P 500 Index.

Under normal market and other conditions, in addition to the stock portfolio described above, the Fund seeks to employ a strategy of investing in exchange-traded options or FLEX options (i.e. listed options that are traded on an exchange, but with customized strike prices and expiration dates) that, when paired with the equity portfolio, promote the protection of capital during unfavorable market conditions (the “Index Option Strategy”).The Fund will utilize (buy) equity index put options (long puts) on U.S. equity indexes with the purpose of protecting the Fund from a significant market decline while limiting the cost and interference of this “protection,” and will write (sell) equity index call options (short calls) on U.S. equity indexes to offset some or all of the cost of the put options. Under normal market conditions, the option positions will consist of long puts with notional value roughly equal to the full value of the Fund’s stock portfolio, expiring in roughly equal proportions over longer periods (e.g., the next 12 months), and short call positions expiring over a shorter period (e.g. less than 45 days) with notional value roughly equal to the full value of the Fund’s stock portfolio. Additionally, when a new long put position is established in periods of elevated volatility, the portfolio managers may seek to pair it with a short put at a strike price below the coinciding long put. All options are expected to be held to expiration (unless redemptions require earlier close-out), and strike prices are systematically selected. In pursuing the Index Option Strategy, the Fund generally will not be able to offset the full cost of the “protection” it is seeking and must keep significant cash and cash equivalents available, and therefore the Fund will typically underperform the S&P 500 Index during periods of market increases and slight market decreases.

In response to unusual market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in long call options or call option spreads, high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Derivatives Risk • Credit Risk • Leveraging Risk • Liquidity Risk	• Management Risk • Turnover Risk

12	Allianz Multi-Strategy Funds

AllianzGI NFJ Emerging Markets Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category International Stocks	Fund Focus Equity securities of companies domiciled in emerging market countries Approximate Number of Holdings 125-175	Approximate Primary Capitalization Range Greater than $500 million Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are domiciled in or tied economically to countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund may achieve its exposure to non-U.S. equity securities in several ways, including through investing in American Depositary Receipts (ADRs) and other depositary receipts, in addition to direct investments in the securities of non-U.S. issuers. The Fund may also utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, as well as access products such as participatory notes. Although the Fund does not expect to invest significantly in foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, it may do so at any time.

In selecting investments for the Fund, the portfolio managers use a value investing style focusing on equity securities of companies whose securities the portfolio managers believe have low valuations, including smaller capitalization securities and real estate investment trusts (REITs). The portfolio managers partition the Fund’s initial selection universe of non-U.S. and U.S. companies for dividend-paying value opportunities across the emerging markets to determine potential holdings for the Fund representing broad diversification by sector, industry, country and issue. The portfolio managers use quantitative factors to screen the Fund’s selection universe, analyzing factors such as price-to-earnings ratios (i.e., share price relative to a company’s earnings), dividend yield, price-to-book ratios (i.e., share price relative to a company’s balance sheet value), price-to-cash-flow ratios (i.e., share price relative to a company’s cash flow). After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 125 to 175 securities for the Fund. The portfolio managers may consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security demonstrates a lower price-to-earnings ratio, a higher dividend yield or other, favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk	• Emerging Markets Risk • Smaller Company Risk • Credit Risk • Currency Risk	• Liquidity Risk • Management Risk • REIT Risk • Turnover Risk

Prospectus	13

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in the Fund Summaries and are described in more detail in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques appearing in bold type below are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Credit Risk	A Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending cash collateral) is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. A Fund is also subject to the risk that a counterparty to a derivatives contract, repurchase agreement, a loan of portfolio securities or an unsettled transaction may be unable or unwilling to honor its obligations to the Fund.

Currency Risk	Funds that invest directly in foreign (non-U.S.) currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s exposure to foreign currencies, including investments in foreign currency-denominated securities, may reduce the returns of the Fund.

Derivatives Risk	Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The derivatives that may be used by the Funds are discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. A Fund investing in a derivative instrument could lose more than the principal amount invested, and the use of certain derivatives may subject a Fund to the potential for unlimited loss. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. Finally, federal legislation has been recently enacted in the U.S. that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Funds’ participation in derivatives transactions.

Emerging Markets Risk	A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund

14	Allianz Multi-Strategy Funds

invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly-defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. For example, to the extent a Fund invests in companies incorporated or doing significant business in China, which may be considered an emerging market, the risks associated with China-related investments may be more pronounced for such Fund. See “China-Related Risk” above. Funds may also be subject to Emerging Markets Risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to these risks.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Fixed Income Risk	All of the Funds that invest in fixed income instruments are subject to interest rate risk. Changes in the market values of fixed income instruments are largely a function of changes in the current level of interest rates. The value of a Fund’s investments in fixed income instruments will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income instruments generally rise. Conversely, during periods of rising interest rates, the value of fixed income instruments generally decline.

“Duration” is one measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, underlying bond funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than underlying bond funds with shorter average portfolio durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income instruments with similar durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Also, some portfolios (e.g., portfolios with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

Many Funds, including most of the underlying bond funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (e.g., the interest-only or “IO” class of a stripped mortgage-backed security) and “zero coupon” securities (fixed income instruments, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Certain of the Funds may invest in securities issued by U.S. Government agencies or government enterprises. Although some of these securities may be guaranteed as to the payment of principal or interest by the relevant

Prospectus	15

enterprise or agency, others may not be guaranteed, and therefore may be riskier than securities guaranteed by the U.S. Treasury.

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services as well as the historical and prospective earnings of the issuer and the value of its assets.

Leveraging Risk	Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowings may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses.

Liquidity Risk	Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from purchasing or selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain issuer or sector.

Management Risk	Each Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Advisers and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

To the extent the portfolio managers employ quantitative models, whether proprietary or maintained by third parties, there can be no assurance that such models will behave as expected in all market conditions, including due to deviations between expected and actual relationships among variables. In addition, the computer programming used to construct, or the data employed by, quantitative models may contain errors, which may cause losses for the Fund or reduce performance. In the event third-party models become increasingly costly or unavailable, the portfolio managers may be forced to rely on proprietary models or to reduce or discontinue their use of quantitative models.

The Funds are also subject to the risk that deficiencies in the operational systems or controls of the Manager or another service provider will cause losses for the Funds or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent a Fund from purchasing a security expected to appreciate in value. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to Allianz Global Fund Management and each individual portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Market Risk	The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector.

16	Allianz Multi-Strategy Funds

The market price of fixed income securities, as well as equity securities and other types of investments, may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

Non-U.S. Investment Risk	A Fund that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are often not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or geographic area, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters. For example, because certain of the Funds may invest more than 25% of their assets in particular countries, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, a Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S., which could reduce the return on an investment in a Fund.

REIT or Real Estate-Linked Derivatives Risk	To the extent that a Fund invests in real estate investment trusts (REITs) or real estate derivatives instruments, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Smaller Company Risk	The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk	A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Additional Risks of Investing in the Funds	In addition to the risks described above, certain of the Funds are newly or relatively recently formed and therefore have limited or no history for investors to evaluate. Certain Funds have recently changed investment strategies and/or portfolio management personnel, and they would not necessarily have achieved the same performance results if the current strategies had been followed and/or the current personnel had been in place. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Prospectus	17

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings, together with additional information about portfolio holdings disclosure, is available in the Trust’s Statement of Additional Information. In addition, the Manager will post each Fund’s portfolio holdings information on the Funds’ website at www.allianzinvestors.com. The Funds’ website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately five (5) business days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

18	Allianz Multi-Strategy Funds

Adviser’s Prior Related Performance Information

A number of the Funds were recently organized and have little performance record of their own. The following table sets forth historical performance information for the institutional accounts managed by AGIC (the “Composite”) that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the AllianzGI Structured Alpha Fund.

The composite data is provided to illustrate the past performance of AGIC in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the above-mentioned Fund. The accounts in the Composite are separate and distinct from the Fund; its performance is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund or of AGIC.

The Composite’s performance data shown below was calculated in accordance with recognized industry standards, consistently applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. “Net of Fees” figures also reflect the deduction of investment advisory fees. Custodial fees, if any, were not included in the calculation. The Composite includes all actual discretionary institutional accounts managed by AGIC for at least one full month that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composite may include both tax-exempt and taxable accounts and all reinvestment of earnings.

Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of the Composite combine the individual accounts’ returns (calculated on a time-weighted rate of return basis that is revalued daily) by asset-weighting each account’s asset value as of the beginning of the month. Annual returns are calculated by geometrically linking the monthly returns. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the SEC for registered investment companies.

The institutional accounts that are included in the Composite may be subject to lower expenses than the Fund and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composite may have been less favorable had it been subject to the same expenses as the Fund or had it been regulated as an investment company under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax that may have been payable.

The table below shows the annual total returns for the Composite, and a broad-based securities market index for periods ended December 31.

AGIC’s Prior
Performance of
Similar Accounts				BofA Merrill
Relating to the				Lynch U.S.
AllianzGI				3-Month
Structured		Composite	Composite	Treasury Bill
Alpha Fund	Year	(Gross of Fees)	(Net of Fees)	Index

	Annualized Since Inception	8.33%	6.50%	1.97%
	Annualized 3 Year	7.18	5.17	0.12
	Annualized 5 Year	6.01	4.63	0.98
	2011	1.06	1.09	0.10
	2010	8.43	6.00	0.13
	2009	16.06	11.09	0.21
	2008	-7.54	-4.53	2.06
	2007	17.79	13.84	5.00
	2006	15.15	11.95	4.85

Prospectus	19

Management of the Funds

Investment Manager	Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for all of the Funds. In this capacity, the Manager provides investment advisory and certain administrative services to all Funds. Subject to the supervision of the Trust’s Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Manager is located at 1633 Broadway, New York, New York 10019. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Asset Management of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of June 30, 2012, the Manager and its investment management affiliates had approximately $1.5 trillion in assets under management.

The Manager has retained investment management firms (“Sub-Advisers”) to manage each Fund’s investments. See “Sub-Advisers” below. The Manager may retain affiliates to provide various administrative and other services required by the Funds.

Management Fees	Each Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. In addition to the fees of the Manager, each Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of an independent registered public accounting firm, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Advisers in return for their services.

The Funds are newly formed, and as a result, management fees paid to Allianz Global Fund Management during the most recently completed fiscal year are not available. For the current fiscal year, the Funds will pay monthly management fees to the Manager at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Allianz Multi-Strategy Fund	Management Fees

AllianzGI Structured Alpha Fund	1.25%
AllianzGI U.S. Equity Hedged Fund	0.70%
AllianzGI NFJ Emerging Markets Value Fund	1.00%

A discussion regarding the basis for the initial approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the AllianzGI Structured Alpha Fund, AllianzGI U.S. Equity Hedged Fund and AllianzGI NFJ Emerging Markets Value Fund, the sub-advisory agreement between Allianz Global Fund Management and AGIC with respect to the AllianzGI Structured Alpha Fund and AllianzGI U.S. Equity Hedged Fund and the sub-advisory agreement between Allianz Global Fund Management and NFJ with respect to the AllianzGI NFJ Emerging Markets Value Fund will be available in the annual report to shareholders for the fiscal year ending November 30, 2012.

Expense Limitation Arrangements. For certain Funds, the Manager has contractually agreed to expense limitation arrangements as specified under “Fees and Expenses of the Fund” in the Fund Summary of each such Fund. Specifically, the Manager will waive its Management Fee or reimburse the Fund until the date indicated to the extent that Total Annual Fund Operating Expenses (after application of any additional fee waiver as described above) including the payment of organizational expenses, but excluding interest, tax and extraordinary expenses, and certain credits and other expenses, exceed the amount specified for each share class of the Fund as a percentage of average net assets. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

20	Allianz Multi-Strategy Funds

Sub-Advisers	Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Manager and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Funds it manages.

Sub-Adviser*	Allianz Multi-Strategy Fund(s)

Allianz Global Investors Capital LLC (“AGIC”) 600 West Broadway San Diego, CA 92101	AllianzGI Structured Alpha and AllianzGI U.S. Equity Hedged Funds (the “AGIC Funds”)

NFJ Investment Group LLC (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	AllianzGI NFJ Emerging Markets Value Fund (the “NFJ Fund”)

* Each of the Sub-Advisers is affiliated with the Manager.

The following provides additional information about each Sub-Adviser and the individual portfolio manager(s) who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

AGIC	AGIC is registered as an investment adviser with the SEC and is organized as a Delaware limited liability company. Its principal place of business is located at 600 West Broadway, San Diego, California 92101. AGIC also has an office located at 1633 Broadway, New York, New York 10019.

AGIC provides investment management services across a broad class of assets including equity, fixed income, futures and options, convertibles and other securities and derivative instruments. AGIC’s primary business is to provide discretionary advisory services to institutional clients through its separate account management services. In addition, AGIC provides discretionary investment advisory services to a variety of commingled funds (including SEC registered open-end investment companies, SEC registered closed-end investment companies and other commingled funds that are not registered with the SEC), which may be sponsored or established by AGIC, its affiliates or by unaffiliated third parties. AGIC also participates as a non-discretionary investment adviser providing investment models to unaffiliated third parties. As of June 30, 2012, AGIC had assets under management of $15 billion.

In addition to the advisory-related services noted above, AGIC also provides administration and legal/ compliance oversight services, as well as global client service, marketing and sales support to NFJ Investment Group LLC and legal/compliance and back office operations to AGI Solutions.

The individuals at AGIC listed below have or share primary responsibility for the day-to-day management of the noted Funds.

Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AllianzGI Structured Alpha Fund	Greg P. Tournant	2012 (Inception)
Mr. Tournant has over sixteen years of investment industry experience and heads AGI Capital’s Structured Products team, which he created in 2005. He is also lead portfolio manager for all strategies managed on this platform. From mid-2007 to late-2008 he served as Co-Chief Investment Officer of Innovative Options Management, where he worked with a predecessor affiliate of AGI Capital in a sub-advisory capacity. Previously, while at a former affiliate, he managed an equity index option-based hedge fund, option programs on several open-end mutual funds as well as an open-end large-cap growth equity mutual fund. Prior to joining AGI Capital via a predecessor affiliate in 2001, he served as a senior research analyst at Eagle Asset Management, and also spent three years as a strategy consultant for McKinsey & Co. and two years as a sell-side research analyst for Raymond James. Mr. Tournant earned his M.B.A. from the Kellogg School of Business at Northwestern University and his B.S. in Finance/Economics from Trinity University.

	Stephen G. Bond-Nelson	2012 (Inception)	Mr. Bond-Nelson has over nineteen years of investment industry experience and has portfolio management and research responsibilities for the Structured Products team. He has been with the team since its inception in 2005. Prior to joining AGI Capital via a predecessor affiliate in 1999, he was a research analyst/associate with Prudential Mutual Funds. Mr. Bond-Nelson earned his M.B.A. from Rutgers University and his B.S. from Lehigh University.

	Trevor Taylor	2012 (Inception)	Mr. Taylor has over thirteen years of investment industry experience and has portfolio management and research responsibilities for the Structured Products team. Prior to joining AGI Capital via a predecessor affiliate in 2008, he was Co-Chief Investment Officer at Innovative Options Management and Chief Investment Officer at TLT Atlantic Asset Management and TLT Corp. Mr. Taylor earned his B.A. from the University of Florida.

Prospectus	21

Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AllianzGI U.S. Equity Hedged Fund	Greg P. Tournant	2012 (Inception)	See above.

	Stephen G. Bond-Nelson	2012 (Inception)	See above.

NFJ	NFJ provides investment management services to mutual funds, closed-end funds and institutional accounts. NFJ is an investment management firm organized as a Delaware limited liability company and, as noted above, is a wholly-owned subsidiary of AGIC, which, in turn, is wholly owned by Allianz. AGIC is the sole member of NFJ. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. Accounts managed and advised by NFJ (including both discretionary and non-discretionary accounts) had combined assets, as of June 30, 2012, of approximately $34.8 billion.

Each NFJ investment strategy is supported by a team of investment professionals. Every core team consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of the NFJ Fund, who are primarily responsible for the NFJ Fund’s day-to-day management, are listed below.

Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AllianzGI NFJ Emerging Markets Value Fund	Morley D. Campbell	2012 (Inception)	Mr. Campbell has over seven years of experience in investment and financial analysis and has portfolio management and research responsibilities for the NFJ Small Cap Value and NFJ Mid Cap Value 100 investment strategies. Prior to joining NFJ Investment Group, an advisory affiliate of AGI Capital, in 2007, he was an investment banking analyst for Lazard Frères and Merrill Lynch. Mr. Campbell earned his M.B.A. from Harvard Business School and his B.B.A. degree in Finance from the University of Texas.

	L. Baxter Hines	2012 (Inception)	Vice President and Portfolio Manager at NFJ. He has over 5 years’ experience in equity research and investment consulting. Prior to joining NFJ in 2008, Mr. Hines attended the University of Texas where he received an MBA from the McCombs School of Business. Before attending business school, Mr. Hines worked as a market data specialist for Reuters. He received his BA in Economics from the University of Virginia in 2001. Mr. Hines has over 6 years of investment industry experience.

	R. Burns McKinney	2012 (Inception)	Managing Director at NFJ. He has over 14 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to 2001, Mr. McKinney was a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. Mr. McKinney began his career as an investment banking analyst at Alex Brown & Sons in 1996. Mr. McKinney received his BA in Economics from Dartmouth College in 1996 and his MBA from the Wharton School of Business in 2003. He is a CFA charterholder.

	Thomas W. Oliver	2012 (Inception)	Managing Director and Portfolio Manager at NFJ. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver began his career as an auditor with Deloitte & Touche in 1995. He received his BBA and MCA degrees from the University of Texas in 1995 and 2005, respectively. He is a CPA and CFA charterholder. He has over 16 years of investment industry experience.

Manager/Sub-Adviser Relationship	Shareholders of each of the AGIC and NFJ Funds have granted approval to the Manager to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the SEC (the “Exemptive Order”) with respect to certain other open-end funds within the Allianz family of funds. One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Currently the Exemptive Order does not apply to the Trust. In addition, the Exemptive Order currently does not apply to sub-advisory agreements with affiliates of the Manager without shareholder approval, unless those affiliates are wholly-owned by Allianz. However, the Trust and the Manager may seek further exemptive and no-action relief in order to permit the Trust to rely on the terms of the Exemptive Order.

Distributor	The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an indirect subsidiary of Allianz, Allianz Global Fund Management’s parent company. The Distributor, located at 1633 Broadway, New York, New York 10019, is a broker-dealer registered with the SEC.

Regulatory and Litigation Matters	Legal proceedings involving the Investment Manager and certain of its affiliates, which were previously disclosed, have been resolved.

22	Allianz Multi-Strategy Funds

Classes of Shares—Institutional Class, Class P and Class D Shares

The Trust offers investors Institutional Class, Class P and Class D shares of the Funds in this Prospectus. The Fund Summaries at the beginning of this Prospectus indicate which classes are offered for each Fund.

Before purchasing shares of the Funds directly, an investor should inquire about the other classes of shares offered by the Trust and particular Funds, some of which are offered in different prospectuses. As described within the applicable prospectus, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor may call the Distributor at 1-800-498-5413 for information about other investment options.

The Funds do not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class, Class P or Class D shares of the Funds offered in this Prospectus.

Some of the share classes are generally subject to a higher level of operating expenses than other share classes due to the additional service and/or distribution fees paid by such shares as described below. The share classes that are not subject to these expenses, or that are subject to lower expenses, will generally pay higher dividends and have a more favorable investment return.

•   Service Fees—Class P Shares. The Trust has adopted an Administrative Services Plan for Class P shares of the Funds (except the Target Date Funds). The Plan allows a Fund to use its Class P assets to pay financial intermediaries that provide services relating to Class P shares. The Administrative Services Plan permits payments for the provision of certain administrative, recordkeeping and other services to Class P shareholders. The Plan permits a Fund to make service fee payments at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to its Class P shares. For the Target Date Funds, such services are paid for with a portion of fees payable by Class P shares under the Administration Agreement. Because these fees are paid out of a Fund’s Class P assets on an ongoing basis, over time they will increase the cost of an investment in Class P shares.

•   Arrangements with Service Agents—Institutional Class and Class P Shares. Institutional Class and Class P shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with respect to the Trust on behalf of their customers. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom the Trust may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize the Manager’s investment advisory services or invest in the Funds or in other products sponsored by Allianz and its affiliates.

For Class P shares, the Manager may make arrangements for the Funds to make payments, directly or through the Manager or its affiliate, for providing certain services with respect to Class P shares of the Funds held through such service agents, including, without limitation, the following services: receiving, aggregating and processing purchase, redemption and exchange orders at the service agent level; furnishing shareholder sub-accounting; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for holders of Class P shares; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; and performing similar account administrative services. These payments are made to financial intermediaries selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, may vary from firm to firm. For these services, a Fund may pay an annual fee of up to 0.10% of the value of the assets in the relevant accounts. In the event the Distributor provides similar services to certain Class P shareholders, it may receive service agent fees under the Administrative Services Plan for Class P shares. These amounts would be in addition to amounts paid by the Funds to the Trust’s transfer agents or other service providers as well as in addition to amounts described under “Payments to Financial Firms” below. The Manager and its affiliates do not

Prospectus	23

audit the service agents to determine whether they are providing the services for which they are receiving such payments.

•   12b-1 Plan for Class D Shares. The Funds have adopted a servicing plan for their Class D shares in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Funds pay to the Distributor up to 0.25% per annum of the Fund’s average daily net assets attributable to Class D shares as compensation in respect of services in connection with the distribution of Class D shares or the provision of shareholder services. Based on the types of services that are expected to be provided in respect of Class D shares, each Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of FINRA. Some or all of the activities for which these servicing fees are paid may be deemed to be primarily intended to result in the sale of Class D shares. Because Rule 12b-1 fees are paid out of the Fund’s Class D share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

•   Financial Service Firms—Class D Shares. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by a shareholder’s account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. A firm may independently establish and charge transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce a shareholder’s investment returns on Class D shares of the Funds.

A financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by a Fund, the Manager or another affiliate of the Fund (at an annual rate generally not to exceed 0.35% (up to 0.25% may be paid by the Fund) of the Fund’s average daily net assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans may be higher). A firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Shareholders who hold Class D shares of a Fund through a financial service firm should contact that firm for information.

This Prospectus should be read in connection with a financial service firm’s materials regarding its fees and services.

Payments to Financial Firms	Some or all of the distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial advisor (collectively, “financial firms”) through which a shareholder purchases shares. Payments are made to financial firms selected by the Distributor or its affiliates. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

Pursuant to arrangements with the Distributor, selected financial service firms provide varying investment products, programs or accounts through which their clients may purchase and redeem Class D shares of the Funds. These firms generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by client accounts, and may arrange with their clients for other investment or administrative services. Financial service firms typically have omnibus accounts and similar arrangements with the Trust and are paid for providing sub-transfer agency and other administrative and shareholder services. Such services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Each Fund may pay for these services directly or indirectly at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by each Fund under the Rule 12b-1 Plan for Class D shares described above) of each Fund’s average daily net assets attributable to its Class D shares and purchased through a particular firm for its clients, although payments with respect to shares in retirement plans are often higher. These amounts would be in addition to amounts paid to the Trust’s transfer agents or other service providers as well as in addition to any

24	Allianz Multi-Strategy Funds

amounts described below. These payments may be material to financial service firms relative to other compensation paid by the Funds and/or the Distributor, the Manager and their affiliates and may be in addition to other fees, such as the revenue sharing or “shelf space” fees described below. The payments described above may be greater or less than amounts paid by the Funds to the Trust’s transfer agents for providing similar services to other accounts. The Distributor and the Manager do not audit the financial service firms to determine whether they are providing the services for which they are receiving such payments.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of the Trust and Allianz Funds. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount that normally will not exceed the amount that would have been payable pursuant to the formulae. Currently, the payments described in this paragraph are not generally made with respect to Institutional Class or Class P shares. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms and make payments to financial firms to help offset the cost associated with processing transactions in Fund shares.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to its compensation received by the financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolios, the Funds, the Manager and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares.

Prospectus	25

How to Buy and Sell Shares

Buying Shares— Institutional Class and Class P Shares	Investors may purchase Institutional Class and Class P shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge. The Statement of Additional Information provides technical information about certain features that are offered exclusively to investors in Institutional Class shares by the Trust.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries, and each Fund pays service fees to these entities for services they provide to Class P shareholders. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations, corporations and high net worth individuals.

With respect to Institutional Class shares, pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of the class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

    •   Investment Minimums. The minimum initial investment for shares of the Institutional Class and Class P is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

    •   Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to Allianz Family of Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105 or, for investors in Institutional Class shares, to Allianz Family of Funds, P.O. Box 219968, Kansas City, MO 64121-9968. A Client Registration Application may be obtained by calling 1-800-498-5413.

Except as described below, an investor may purchase Institutional Class and Class P shares by wiring federal funds to the Trust’s transfer agent, Boston Financial Data Services—Midwest (“Transfer Agent”), 330 West 9th Street, Kansas City, Missouri 64105. In order to receive instructions for wire transfer the investor may telephone the Trust at 1-800-498-5413. At that time investors should provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

Additionally, Institutional Class investors may send a check payable to the Allianz Family of Funds along with a completed application form to: Allianz Family of Funds, P.O. Box 219968, Kansas City, MO 64121-9968.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with the Manager or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries that have established a shareholder servicing relationship with the Trust on behalf of their customers, or in other circumstances as may be agreed to by the Manager.

    •   Additional Investments. An investor may purchase additional Institutional Class and Class P shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above. Additionally, for Institutional Class shares, an investor may send a check payable to the Allianz Family of Funds, c/o BFDS at the P.O. Box address noted above.

    •   Other Purchase Information. Purchases of a Fund’s Institutional Class and Class P shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Classes of shares of the Trust may not be qualified or registered for sale in all states. Investors should inquire as to whether shares of the Funds are available for offer and sale in the investor’s state of residence. Shares of

26	Allianz Multi-Strategy Funds

the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Manager or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

    •   Retirement Plans. Institutional Class, Class P and Class D shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Buying Shares— Class D Shares	Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms—Class D Shares” above.

Class D shares are offered through financial service firms. In connection with purchases, a financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge for such services. To purchase shares of the Funds directly from the Distributor, an investor should inquire about the other classes of shares offered by the Trust. An investor may call the Distributor at 1-800-498-5413 for information about other investment options.

Class D shares of the Funds will be held in a shareholder’s account at a financial service firm and, generally, the firm will hold a shareholder’s Class D shares in nominee or street name as your agent. In most cases, the Transfer Agent will have no information with respect to or control over accounts of specific Class D shareholders and a shareholder may obtain information about accounts only through the financial service firm. In certain circumstances, the firm may arrange to have shares held in a shareholder’s name or a shareholder may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, a shareholder may contact the Distributor at 1-800-498-5413 for information about the account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

Investment Minimums. The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$1,000 per Fund	$50 per Fund

The minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

A financial service firm may impose different investment minimums than the Trust. For example, if a shareholder’s firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when a shareholder invests in Class D shares of the Fund through the firm. A Class D shareholder should contact the financial service firm for information. The Funds or the Funds’ distributor may waive the minimum initial investment at their discretion.

Prospectus	27

Acceptance and Timing of Purchase Orders, Redemption Orders and Share Price Calculations	A purchase order received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to such time as agreed upon by the Trust and intermediary on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

A redemption request received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. However, orders received by certain broker-dealers and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to such time as agreed upon by the Trust and intermediary on the following business day will be effected at the NAV determined on the prior business day. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name and the class of shares and must be executed by an authorized person.

Orders sent to the Distributor’s P.O. Box are not deemed “received” until they arrive at the Distributor’s facility. This may affect the date on which they are processed.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Additionally, redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Abusive Trading Practices	The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, securities of issuers located in emerging markets or any high-yield or other securities that are thinly traded and more difficult to value.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through a combination of methods. To the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, that fund is

28	Allianz Multi-Strategy Funds

exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

The Trust also seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Trust and its service providers to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Verification of Identity	To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person who opens a new account:

1. Name. 2. Date of birth (for individuals). 3. Residential or business street address. 4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Shares of the Funds are publicly offered for sale only in the U.S., its territories and possessions.

Redemptions of Shares Held Directly with the Trust
    •   Redemptions by Mail. An investor may redeem (sell) shares held directly with the Trust by submitting a written request to Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

    •   Redemptions by Telephone or Other Wire Communication. An investor who elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-498-5413, by sending a facsimile to 1-816-218-1594, by sending an e-mail to allianzfunds@bfdsmidwest.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized

Prospectus	29

signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes Allianz Global Fund Management and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Allianz Global Fund Management or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Allianz Global Fund Management or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays (which may be considerable) in exercising telephone redemption privileges during periods of market volatility. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Other Redemption Information. Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven calendar days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by an authorized person, and accompanied by a signature validation from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. See “Signature Validation.”

In addition, for taxable shareholders, a redemption is generally a taxable event that will generate capital gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

Redemptions of Shares Held Through Intermediaries or Financial Service Firms	You can sell (redeem) shares through your financial service firm on any day the New York Stock Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your shares, you may contact the Distributor at 1-800-498-5413 for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature validation from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. See “Signature Validation.”

30	Allianz Multi-Strategy Funds

Redemption Fees	The Trust does not charge any redemption fees on the redemption or exchange of Fund shares.

Redemptions in Kind	The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Signature Validation	When a signature validation is called for, a “Medallion” signature validation or a Signature Validation Program (SVP) stamp will be required. A Medallion signature validation or an SVP stamp may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program or SVP recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature validations from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature validation for transactions of greater than a specified dollar amount. The Trust may change the signature validation requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Signature validation cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Minimum Account Size	Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem shares in any account that falls below the values listed below.

    •   Institutional Class and Class P. The Trust reserves the right to redeem Institutional Class and Class P shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

    •   Class D. Investors should maintain an account balance in Class D shares of each Fund held by an investor of at least the minimum investment necessary to open the particular type of account. If an investor’s Class D shares balance for any Fund remains below the minimum for three months or longer, the Manager has the right (except in the case of employer-sponsored retirement accounts) to redeem an investor’s remaining Class D shares and close that Fund account after giving the investor 60 days to increase the account balance. An investor’s account will not be liquidated if the reduction in size is due solely to a decline in market value of Fund shares or if the aggregate value of all the investor’s holdings in accounts with the Trust and Allianz Funds exceeds $50,000.

Exchange Privilege	Except as provided below or in the applicable Funds’ or series’ prospectus(es), an investor may exchange Institutional Class, Class P or Class D shares of a Fund for shares of the same class of any other Fund that offers that class based on the respective NAVs of the shares involved. An investor may also exchange shares of a Fund for shares of the same class of a series of Allianz Funds, a group of affiliated mutual funds composed of equity portfolios managed by Allianz Global Fund Management, subject to any restrictions on exchanges set forth in the applicable series’ prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting the Trust.

In the case of Institutional Class and Class P shares, an exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-498-5413. For Class D shares, please contact your financial service firm to exchange shares and for additional information about the exchange privilege.

Shares of all classes are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Trust or its designee. Currently, the Trust does not charge any other exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

Prospectus	31

Shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described in the Statement of Additional Information.

The Trust and the Manager each reserve the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” above. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

The Statement of Additional Information provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options.

Cost Basis Reporting	When you redeem, sell or exchange Fund shares, the Fund or, if you purchase your shares through a broker, dealer or other financial intermediary, your financial intermediary generally is required to report to you and the IRS on an IRS Form 1099-B cost-basis information with respect to those shares, as well as information about whether any gain or loss on your redemption or exchange is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting requirement is effective for Fund shares acquired by you (including through dividend reinvestment) on or after January 1, 2012, when you subsequently redeem, sell or exchange those shares. Such reporting generally is not required for shares held in a retirement or other tax-advantaged account. Cost basis is typically the price you pay for your shares (including reinvested dividends), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.

The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares acquired on or after January 1, 2012. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please consult the Fund’s Web site at www.allianzinvestors.com, or your financial intermediary, as applicable, for more information on the available methods for cost basis reporting and how to select or change a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you. Please note that you are responsible for calculating and reporting your cost basis in Fund shares acquired prior to January 1, 2012.

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of a Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

32	Allianz Multi-Strategy Funds

How Fund Shares Are Priced

The net asset value per share (“NAV”) of each class of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees of the Funds may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments by the Funds having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed above under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

Prospectus	33

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on certain classes of shares are expected to be lower than dividends on other shares as a result of the administrative fees, distribution and/or servicing fees or other expenses applicable only to certain classes of shares. The table below shows when each Fund intends to declare and distribute income dividends to shareholders of record. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary.

Allianz Fund	At Least Annually	Quarterly

AllianzGI NFJ Emerging Market Value Fund		•

All other Funds	•

In addition, each Fund distributes any net capital gains (i.e., the excess of net long-term gains over net short-term losses) it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The amounts of a Fund’s distributions to shareholders may vary from period to period.

A Fund’s dividend and capital gain distributions with respect to Class P or Institutional Class shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

For Class D shares, you can choose from the following distribution options:

• Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

    •   Invest all distributions in Class D shares of any other Fund or series of Allianz Funds that offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option when your account is established.

• Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). You must elect this option when your account is established.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact the Trust at 1-800-498-5413. For Class D shares, you should contact your financial service firm or call the Distributor at 1-800-988-8380.

34	Allianz Multi-Strategy Funds

Tax Consequences

This section summarizes some of the important U.S. federal income tax consequences to U.S. persons of investing in the Funds. An investment in the Funds may have other tax implications. You should consult your tax advisor for information concerning the possible application of federal, state, local, or non-U.S. tax laws to you. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Each Fund has elected or (in the case of a new fund) intends to elect to be treated and intends to qualify each year as a regulated investment company under the Internal Revenue Code. A regulated investment company is not subject to U.S. federal income tax on income and gains that are distributed in a timely manner to shareholders. A Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and, consequently, a reduced return on your investment.

•   Taxes on Fund Distributions. If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. The Funds will provide you with an annual statement showing you the amount and tax character (e.g., ordinary or capital) of the distributions you received each year.

For U.S. federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains. Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. The treatment of Fund distributions of capital gains is based on how long the Fund owned (or is deemed to have owned) the investments that generated those gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than 12 months over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. Distributions of net short-term capital gains in excess of net long-term capital losses will be taxable to you as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed to individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. The special tax treatment of qualified dividend income will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. Distributions from REITs generally do not qualify as qualified dividend income.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s current and accumulated earnings and profits. In that case, the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of your shares.

To the extent that a Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010, those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if that Fund then distributes capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess that is supported by the Fund’s current earnings and profits will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and could receive a portion of your investment back as a taxable distribution.

A Fund’s transactions in derivatives, short sales, or similar or related transactions could affect the amount, timing and character of distributions from the Fund; the extent to which or manner in which a Fund engages in

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such transactions could be limited by tax considerations. The tax issues relating to these and other types of investments and transactions are described more fully under “Taxation” in the Statement of Additional Information.

•   Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale (or redemption) of Fund shares generally will be taxed to you as capital gain. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale and any gain realized on such transfer will be taxed as capital gain. See “Cost Basis Reporting” above for a description of reporting rules relating to certain redemptions of Fund shares.

•   A Note on Non-U.S. Investments. A Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Eligible funds may be able to pass through to you a deduction or credit for foreign taxes. A Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•   Backup Withholding. The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder (i) who fails to properly furnish the Funds with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate is 28% for amounts paid before January 1, 2013 and is currently scheduled to increase to 31% for amounts paid thereafter.

36	Allianz Multi-Strategy Funds

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified in the Fund Summaries and under “Principal Investments and Strategies of Each Fund” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Manager, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Seeking earnings growth may result in significant investments in sectors that may be subject to greater volatility than other sectors of the economy. Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s earnings growth or other prospects is wrong, or if the portfolio manager’s judgment of how other investors will value the company is wrong, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts, such as ADRs, EDRs and GDRs, as described under “Non-U.S. Securities” below.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference for the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specified and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.

Companies with Smaller Market Capitalizations	Companies that are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They

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may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets. Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations also have substantial exposure to these risks. Furthermore, as companies’ market capitalizations fall due to declining markets or other circumstances, such companies will have increased exposure to these risks.

Initial Public Offerings	The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities	The Funds may invest in foreign (non-U.S.) securities. The Funds define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). It is expected that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges, however, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets.

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. Investing in these instruments exposes a Fund to credit risk with respect to the issuer of the ADR, EDR or GDR, in addition to the risks of the underlying investment.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities could be subject to withholding and other foreign taxes. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Emerging Market Securities	Each of the Funds that may invest in non-U.S. securities may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the applicable Sub-Adviser, less sophisticated than

38	Allianz Multi-Strategy Funds

more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign (non-U.S.) currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or non-U.S. governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions. The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, such as hedging against foreign exchange risk arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies, gaining leverage and increasing exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, any such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In addition, to the extent that it engages in foreign currency transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	Unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund,” the Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an

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established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize (unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund”) include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds that may use derivatives may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies; and may also purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject a Fund to the potential for unlimited loss. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. To the extent a Fund has significant exposure to a single or small group of counterparties, this risk will be particularly pronounced.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Fund investments. A Fund may also

40	Allianz Multi-Strategy Funds

have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders. Derivative instruments are also subject to the risk of ambiguous documentation. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

From time to time, a Fund may use participatory notes (“P-Notes”) to gain exposure to issuers in certain countries. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, P-Notes entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Additionally, while P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.

Equity-Related Instruments	Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. Each of the Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, without limitation: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities

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issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Investments in U.S. Government securities and other government securities remain subject to the risks associated with downside or default. Unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund,” the Funds may invest in derivatives based on fixed income securities. Although most of the Funds focus on equity and related investments, the Funds may also have significant investment exposure to fixed income securities through investments of cash collateral from loans of portfolio securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Senior and Other Bank Loans	The Funds may invest in fixed- and floating-rate loans issued by banks (including, among others, Senior Loans, delayed funding loans and revolving credit facilities). Loan interests may take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of or participations in a bank loan acquired in secondary markets.

As noted, the Funds may purchase “assignments” of bank loans from lenders. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

The Funds may also invest in “participations” in bank loans. Participations by the Funds in a lender’s portion of a bank loan typically will result in the Funds having a contractual relationship only with such lender, not with the borrower. As a result, the Funds may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of such payments from the borrower. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other lenders through set-off against the borrower, and the Funds may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds may assume the credit risk of both the borrower and the lender selling the participation.

The Senior Loans in which the Funds may invest typically pay interest at rates that are re-determined periodically on the basis of a floating base lending rate (such as the LIBOR Rate) plus a premium. Although Senior Loans are typically of below investment grade quality (i.e., high yield securities), they tend to have more favorable recovery rates than other types of below investment grade quality debt obligations. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (“Lenders”). The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders. A financial institution’s employment as an Agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement would likely remain available to holders of such indebtedness. However, if assets held by the Agent for the benefit of the Funds were determined to be subject to the claims of the Agent’s general creditors, the Funds might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or government agency) similar risks may arise.

Purchasers of Senior Loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate or other borrower for payment of principal and interest. If the Funds do not

42	Allianz Multi-Strategy Funds

receive scheduled interest or principal payments on such indebtedness, the net asset value, market price and/or yield of the common shares could be adversely affected. Senior Loans that are fully secured may offer the Funds more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of any collateral from a secured Senior Loan would satisfy the borrower’s obligation, or that such collateral could be liquidated. Also, the Funds may invest in Senior Loans that are unsecured.

Senior Loans and interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price.

Senior Loans usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Funds derives interest income will be reduced. However, the Funds may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. The effect of prepayments on a Fund’s performance may be mitigated by the receipt of prepayment fees and the Fund’s ability to reinvest prepayments in other Senior Loans that have similar or identical yields.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities or durations tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities	Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or unrated securities deemed by a Sub-Adviser to be of comparable quality, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by a rating agency may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Credit Ratings and Unrated Securities	A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s, S&P and Fitch. Moody’s, S&P, Fitch and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. An Appendix to the Funds’ Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if the applicable Sub-Adviser determines that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the

Prospectus	43

Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees. See “Illiquid Securities” below.

Variable and Floating Rate Securities	Variable- and floating-rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating-rate debt instruments (“floaters”) or engages in credit-spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well. This is because variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. The Funds may also invest in inverse floating-rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When a Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares. Certain of a Fund’s investments, including variable- and floating-rate securities, may require the Fund to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it would otherwise have continued to hold.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated or high-yield securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value, and has risks associated with derivative instruments. See “Derivatives.”

44	Allianz Multi-Strategy Funds

Loans of Portfolio Securities	For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Each Fund may (but is not required to) lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of a Fund’s assets. The Funds do not currently have a program in place pursuant to which they could lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

Short Sales	Each Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. The Allianz RCM All Alpha Fund will use short sales as part of an overall portfolio strategy to minimize the effects of market volatility (i.e., a “market neutral” strategy). Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures contract or other derivatives contract) that it does not own. Alternatively or in combination with direct short sales, the Fund may utilize derivative instruments, such as futures on indices or swaps on individual securities, in order to achieve the desired level of short exposure for the portfolio. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividends or interest that accrues on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. A Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund may engage in short sales that are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. A Fund’s use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund. The SEC and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions. Any such restrictions may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.

In certain market and regulatory environments, a Fund may seek to obtain some or all of its short exposure by using derivative instruments on indices or individual securities, instead of engaging directly in short sales on individual securities. Such environments may include instances of regulatory restrictions as described above. It may also include periods when prime brokers or other counterparties are unable or unwilling to support the Fund’s short-selling of individual securities on adequate terms. Following recent economic developments, including significant turbulence in the credit markets and the financial sector, counterparties that provide prime brokerage services in support of short selling have significantly curtailed their prime brokerage relationships with registered mutual funds. Consequently, Funds may be unable to engage in short sales of individual securities on traditional terms. They may instead seek all of their short exposure through derivatives. To the extent a Fund achieves short exposure by using derivative instruments, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives” above. The RCM All Alpha Fund achieves short exposure through securities lending arrangements structured as repurchase agreements with its custodian. See “Investment Objectives and Policies—Short Sales” in the Statement of Additional Information for more detail.

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When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings	Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. A dollar roll is similar except that the counterparty is not obligated to return the same securities as those originally sold by the Fund but only securities that are “substantially identical.” Reverse repurchase agreements and dollar rolls may be considered forms of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees to cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings.

Each Fund also may borrow money to the extent permitted under the 1940 Act, subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information.

In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Reverse repurchase agreements, dollar rolls and other forms of borrowings will create leveraging risk for a Fund. See “Summary of Principal Risks—Leveraging Risk.”

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

REITs and Real Estate-Linked Derivatives	The Funds may invest in real estate investment trusts (REITs) or real estate-linked derivative instruments. REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs or real estate-linked derivative instruments, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and credit markets and the possibility of borrowers paying off mortgages sooner than expected,

46	Allianz Multi-Strategy Funds

which may lead to reinvestment of assets at lower prevailing interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Portfolio Turnover	The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a Fund employing a written call option strategy or similar strategy may increase to the extent that the Fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change Sub-Advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience substantially increased portfolio turnover due to the differences between the Funds’ previous and current investment objectives and policies and portfolio management strategies. During the most recently completed fiscal year, certain of the Funds had a portfolio turnover rate in excess of 100% as noted in the Fund Summary of each such Fund. These and other Funds may have portfolio turnover rates in excess of 100% in the current fiscal year or in future periods.

Changes in Investment Objectives and Policies	The investment objective of each of the Funds is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the AllianzGI U.S. Equity Hedged and AllianzGI NFJ Emerging Markets Value Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds	In addition to the risks described under “Summary of Principal Risks” above and in this section, to the extent a Fund is recently formed, it would have limited performance history, or even none at all, for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds (including Funds that have lost significant assets through market declines or redemptions) may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a

Prospectus	47

disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, derivatives, placement warrants or other structured products.

Other Investments and Techniques	The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Manager or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

48	Allianz Multi-Strategy Funds

Financial Highlights

The AllianzGI Structured Alpha Fund, AllianzGI U.S. Equity Hedged Fund and AllianzGI NFJ Emerging Markets Value Fund recently commenced operations and as a result financial highlights are not available for these Funds; financial statements for these Funds are not included in the Trust’s shareholder reports for the periods shown.

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Additional Performance Information

As noted in the Fund Summaries above, this section contains additional information regarding the calculation of each Fund’s performance and the presentation of such performance, once such performance becomes available. The Average Annual Total Returns Table in each Fund’s Fund Summary will compare the Fund’s returns with those of at least one broad-based market index as well as a performance average of similar mutual funds as grouped by Lipper. The sub-sections below titled “Index Descriptions” and “Lipper Average Descriptions” describe the market indices and Lipper Inc. (“Lipper”) Averages that will be used in each Fund Summary.

Index Descriptions.	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of the 3-month U.S. Treasury Market.

The MSCI Emerging Markets Index USD (net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The S&P 500 Index is an unmanaged market generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index.

Lipper Average Descriptions.	The Lipper China Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that includes funds that concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the China region (China, Taiwan and Hong Kong) or in a single country within this region. It does not take into account sales charges.

The Lipper Convertible Securities Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges.

The Lipper Equity Market-Neutral Funds Average is a total return performance average of funds tracked by Lipper that, by portfolio practice, seek to employ strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.

The Lipper Global Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI. It does not take into account sales charges.

The Lipper Global Natural Resources Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in the exploration, development, production, or distribution of natural resources (including oil, natural gas, and base minerals) and/or alternative energy sources (including solar, wind, hydro, tidal, and geothermal). It does not take into account sales charges.

The Lipper Global Large Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to their large-cap-specific subset of the S&P/Citigroup World BMI. It does not take into account sales charges.

The Lipper Global Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap value funds typically have a below-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup BMI. It does not take into account sales charges.

The Lipper High Current Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. It does not take into account sales charges.

The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio,

50	Allianz Multi-Strategy Funds

and three-year sales-per-share growth value, compared to the S&P 500 Index. It does not take into account sales charges.

The Lipper International Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper International Large Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper International Small/Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) below Lipper’s international large-cap floor. International small-/mid-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper International Small/Mid-Cap Value Funds Average is a total return Funds performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) below Lipper’s international large-cap floor. International small/mid-cap value funds typically have a below-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper Small-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. It does not take into account sales charges.

The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. It does not take into account sales charges.

Prospectus	51

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52	Allianz Multi-Strategy Funds

Allianz Multi-Strategy Funds	INVESTMENT MANAGER
Allianz Global Investors Fund Management LLC, 1633 Broadway, New York, NY 10019

SUB-ADVISERS
Allianz Global Investors Capital LLC, NFJ Investment Group LLC

DISTRIBUTOR
Allianz Global Investors Distributors LLC, 1633 Broadway, New York, NY 10019

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT
Boston Financial Data Services, Inc., 330 W. 9th Street, 5th Floor, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, 1100 Walnut Street, Suite 1300, Kansas City, MO 64106

LEGAL COUNSEL
Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199

For further information about the Allianz Multi-Strategy Funds and Allianz Funds call 1-800-498-5413 or visit our Web site at www.allianzinvestors.com.

Not part of the Prospectus.

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders, when they become available, include additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. The Funds’ annual report, when it becomes available, will discuss the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, make shareholder inquiries or access our 24 hour automated telephone response system by calling 1-800-498-5413 or by writing to:

Allianz Funds
1633 Broadway
New York, NY 10019

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

Investment Company Act File No. 811-22167	AZ997I_122112

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

October 3, 2012 (as revised December 21, 2012)
Share Classes      Class A    Class C

Allianz Multi-Strategy Funds Prospectus

AllianzGI Structured Alpha Fund
Class A	AZIAX
Class C	AZICX

AllianzGI U.S. Equity Hedged Fund
Class A	AZUAX
Class C	AZUCX

AllianzGI NFJ Emerging Markets Value Fund
Class A	AZMAX
Class C	AZMCX

As with other mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Allianz Multi-Strategy Funds Prospectus

The Prospectus explains what you should know about each Fund (together, the “Funds”) of Allianz Funds Multi-Strategy Trust (the “Trust”) before you invest. Please read it carefully.

AllianzGI Structured Alpha Fund

Investment Objective	The Fund seeks to generate attractive risk-adjusted absolute returns through a complete market cycle.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 27 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution	Estimated	Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses(2)	Expenses	Reductions(3)	Reductions(3)

Class A	1.25%	0.25%	3.78%	5.28%	(3.38)%	1.90%

Class C	1.25	1.00	3.78	6.03	(3.38)	2.65

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

(2) Other expenses are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2013 and include organizational expenses.

(3) Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through December 31, 2013, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.90% for Class A and 2.65% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts until November 30, 2017, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	1 Year	3 Years

Class A	$732	$1,482	$732	$1,482

Class C	368	1,204	268	1,204

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by investing significantly in exchange-traded listed and FLEX U.S. equity index options, while holding cash and cash equivalents as collateral for option investments.

Under normal market conditions, the Fund will hold the majority of its assets in cash and cash equivalents such as U.S. Treasury bills. The portfolio managers will select these in an effort to maintain a stable portfolio base as collateral for the index option spread strategy described below.

Using a portion of its cash and cash equivalents as collateral, the portfolio managers utilize a combination of proprietary models to construct paired option positions, or so-called “option spreads,” typically by buying and selling put options and call options on equity indexes such as the S&P 500 Index, Russell 2000 Index and NASDAQ 100. Call options are contracts representing the right to purchase the underlying instrument at a specified price (the “strike price”) at or before a specified future date (the “expiration date”), while put options represent the right to sell the underlying instrument at the strike price on or before the expiration date. Index

Prospectus	1

AllianzGI Structured Alpha Fund (continued)

options, which are not based on a single underlying security, are typically cash-settled without requiring delivery. The Fund may buy and sell exchange-traded options and FLEX options (i.e., listed options that are traded on an exchange but with customized strike prices and expiration dates). Option spreads are typically created by buying and selling options of the same class on the same underlying instrument but with different strike prices or expiration dates. The number of contracts bought and sold can be different in a spread (normally called a “ratio spread”) or they can be the same. The portfolio managers seek to create option-based “profit zones” that upon expiration of the combination of individual option positions that make up the option spread will capture positive payoffs if the level of the underlying index (or other instrument) ends up within the chosen “profit zone.” The Fund seeks to optimize spread positions and profit zones based on (a) targeted positive return potential, (b) structural risk protections, (c) collateral management, and (d) flexibility to restructure profit zones if necessary. The Fund intends to invest primarily in option spreads, consisting of 50 to 400 individual option positions, and may buy or sell put or call index options that are not paired as part of an option spread. The duration of individual option positions will normally range from 20 to 75 days at inception. The gross notional value of options held by the Fund may significantly exceed the current net asset value of the Fund at any time. To the extent the Fund enters into option positions that are only partially or not at all paired as part of an option spread, the Fund may have greater exposure to rapid deterioration of the portfolio and should be deemed speculative.

The Fund may invest in exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”), including ETFs and ETNs that provide exposure to market volatility, either as an offset or as an addition to option-based trades. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Market Risk). Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default (Fixed Income Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Management of the Fund	Investment Manager Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Greg P. Tournant, Portfolio Manager and head of AGIC’s Structured Products team, has managed the Fund since its inception in 2012 and is the lead Portfolio Manager.

Stephen G. Bond-Nelson, Portfolio Manager, has managed the Fund since its inception in 2012.

Trevor Taylor, Portfolio Manager, has managed the Fund since its inception in 2012.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-988-8380 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net

2	Allianz Multi-Strategy Funds

AllianzGI Structured Alpha Fund (continued)

asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	3

AllianzGI U.S. Equity Hedged Fund

Investment Objective	The Fund seeks capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 27 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution	Estimated	Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses(2)	Expenses	Reductions(3)	Reductions(3)

Class A	0.70%	0.25%	7.28%	8.23%	(6.98)%	1.25%

Class C	0.70	1.00	7.28	8.98	(6.98)	2.00

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

(2) Other expenses are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2013 and include organizational expenses.

(3) Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through December 31, 2013, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.25% for Class A and 2.00% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts until November 30, 2017, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	1 Year	3 Years

Class A	$670	$1,699	$670	$1,699

Class C	303	1,429	203	1,429

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies. The Fund currently defines “U.S. companies” as those companies that are deemed to be domiciled in the United States for purposes of their geographical eligibility for inclusion in the S&P 500 Index, a broad-based index of U.S. stocks.

The Fund expects to invest typically in all 500 stocks included in the S&P 500 Index, and seeks to replicate approximately the relative weighting of those stocks on the S&P 500 Index. To the extent the portfolio managers identify efficiencies in achieving exposure to desired stocks through other instruments, the Fund may complement its direct stock positions with temporary or medium-term investments in stock index futures, exchange traded funds (ETFs) and other derivative instruments. The portfolio managers may consider selling a particular position if the security ceases to be included on the S&P 500 Index (either through quarterly rebalancing of the index or otherwise) or if a more attractive means of achieving the same exposure is identified.

4	Allianz Multi-Strategy Funds

AllianzGI U.S. Equity Hedged Fund (continued)

Because the S&P 500 Index does not incur the types of transaction costs that the Fund bears in connection with rebalancing and responding to cash flows, the Fund’s stock portfolio (regardless of whether through direct or indirect holdings) may consistently underperform the S&P 500 Index.

Under normal market and other conditions, in addition to the stock portfolio described above, the Fund seeks to employ a strategy of investing in exchange-traded options or FLEX options (i.e. listed options that are traded on an exchange, but with customized strike prices and expiration dates) that, when paired with the equity portfolio, promote the protection of capital during unfavorable market conditions (the “Index Option Strategy”).The Fund will utilize (buy) equity index put options (long puts) on U.S. equity indexes with the purpose of protecting the Fund from a significant market decline while limiting the cost and interference of this “protection,” and will write (sell) equity index call options (short calls) on U.S. equity indexes to offset some or all of the cost of the put options. Under normal market conditions, the option positions will consist of long puts with notional value roughly equal to the full value of the Fund’s stock portfolio, expiring in roughly equal proportions over longer periods (e.g., the next 12 months), and short call positions expiring over a shorter period (e.g. less than 45 days) with notional value roughly equal to the full value of the Fund’s stock portfolio. Additionally, when a new long put position is established in periods of elevated volatility, the portfolio managers may seek to pair it with a short put at a strike price below the coinciding long put. All options are expected to be held to expiration (unless redemptions require earlier close-out), and strike prices are systematically selected. In pursuing the Index Option Strategy, the Fund generally will not be able to offset the full cost of the “protection” it is seeking and must keep significant cash and cash equivalents available, and therefore the Fund will typically underperform the S&P 500 Index during periods of market increases and slight market decreases.

In response to unusual market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in long call options or call option spreads, high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Management of the Fund	Investment Manager Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Greg P. Tournant, Portfolio Manager and head of AGIC’s Structured Products team, has managed the Fund since its inception in 2012 and is the lead Portfolio Manager.

Stephen G. Bond-Nelson, Portfolio Manager, has managed the Fund since its inception in 2012.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-988-8380 with any questions about the requirements

Prospectus	5

AllianzGI U.S. Equity Hedged Fund (continued)

before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

6	Allianz Multi-Strategy Funds

AllianzGI NFJ Emerging Markets Value Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 27 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution	Estimated	Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses(2)	Expenses	Reductions(3)	Reductions(3)

Class A	1.00%	0.25%	12.11%	13.36%	(11.81)%	1.55%

Class C	1.00	1.00	12.11	14.11	(11.81)	2.30

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

(2) Other expenses are based upon estimated amounts for the Fund’s initial fiscal year ending November 30, 2013 and include organizational expenses.

(3) Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through December 31, 2013, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.55% for Class A and 2.30% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts until November 30, 2017, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

			Example: Assuming you do not redeem your shares
	Example: Assuming you redeem your shares at the end of each period
Share Class	1 Year	3 Years	1 Year	3 Years

Class A	$699	$2,401	$699	$2,401

Class C	333	2,154	233	2,154

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are domiciled in or tied economically to countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund may achieve its exposure to non-U.S. equity securities in several ways, including through investing in American Depositary Receipts (ADRs) and other depositary receipts, in addition to direct investments in the securities of non-U.S. issuers. The Fund may also utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, as well as access products such as participatory notes. Although the Fund does not expect to invest significantly in foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, it may do so at any time.

Prospectus	7

AllianzGI NFJ Emerging Markets Value Fund (continued)

In selecting investments for the Fund, the portfolio managers use a value investing style focusing on equity securities of companies whose securities the portfolio managers believe have low valuations, including smaller capitalization securities and real estate investment trusts (REITs). The portfolio managers partition the Fund’s initial selection universe of non-U.S. and U.S. companies for dividend-paying value opportunities across the emerging markets to determine potential holdings for the Fund representing broad diversification by sector, industry, country and issue. The portfolio managers use quantitative factors to screen the Fund’s selection universe, analyzing factors such as price-to-earnings ratios (i.e., share price relative to a company’s earnings), dividend yield, price-to-book ratios (i.e., share price relative to a company’s balance sheet value), price-to-cash-flow ratios (i.e., share price relative to a company’s cash flow). After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 125 to 175 securities for the Fund. The portfolio managers may consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security demonstrates a lower price-to-earnings ratio, a higher dividend yield or other, favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Management of the Fund	Investment Manager Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Managers
Morley D. Campbell, Portfolio Manager and Senior Vice President of NFJ, has managed the Fund since its inception in 2012 and is the lead Portfolio Manager.

L. Baxter Hines, Portfolio Manager and Vice President at NFJ, has managed the Fund since its inception in 2012.

R. Burns McKinney, Portfolio Manager and Managing Director at NFJ, has managed the Fund since its inception in 2012.

Thomas W. Oliver, Portfolio Manager and Managing Director at NFJ, has managed the Fund since its inception in 2012.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-988-8380 with any questions about the requirements

8	Allianz Multi-Strategy Funds

AllianzGI NFJ Emerging Markets Value Fund (continued)

before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	9

Principal Investments and Strategies of Each Fund

This section, together with the next section entitled “Summary of Principal Risks,” provides more detailed information regarding each Fund’s investment objective, principal investments and strategies and principal risks.

Descriptions of different Funds should be read independently of one another. How or whether a particular Fund utilizes an investment strategy, technique or instrument should not be inferred from how or whether other Funds are described as utilizing the same investment strategy, technique or instrument in their descriptions. Some Funds are subject to capitalization criteria and percentage investment limitations, as noted in their Fund Summaries above and in the descriptions below. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” for more information about these limitations.

It is possible to lose money on an investment in the Funds. The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate.

10	Allianz Multi-Strategy Funds

AllianzGI Structured Alpha Fund

Principal Investments and Strategies	Investment Objective Seeks to generate attractive risk-adjusted absolute returns through a complete market cycle	Fund Category Options Fund Focus Equity index options	Approximate Primary Capitalization Range N/A Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by investing significantly in exchange-traded listed and FLEX U.S. equity index options, while holding cash and cash equivalents as collateral for option investments.

Under normal market conditions, the Fund will hold the majority of its assets in cash and cash equivalents such as U.S. Treasury bills. The portfolio managers will select these in an effort to maintain a stable portfolio base as collateral for the index option spread strategy described below.

Using a portion of its cash and cash equivalents as collateral, the portfolio managers utilize a combination of proprietary models to construct paired option positions, or so-called “option spreads,” typically by buying and selling put options and call options on equity indexes such as the S&P 500 Index, Russell 2000 Index and NASDAQ 100. Call options are contracts representing the right to purchase the underlying instrument at a specified price (the “strike price”) at or before a specified future date (the “expiration date”), while put options represent the right to sell the underlying instrument at the strike price on or before the expiration date. Index options, which are not based on a single underlying security, are typically cash-settled without requiring delivery. The Fund may buy and sell exchange-traded options and FLEX options (i.e., listed options that are traded on an exchange but with customized strike prices and expiration dates). Option spreads are typically created by buying and selling options of the same class on the same underlying instrument but with different strike prices or expiration dates. The number of contracts bought and sold can be different in a spread (normally called a “ratio spread”) or they can be the same. The portfolio managers seek to create option-based “profit zones” that upon expiration of the combination of individual option positions that make up the option spread will capture positive payoffs if the level of the underlying index (or other instrument) ends up within the chosen “profit zone.” The Fund seeks to optimize spread positions and profit zones based on (a) targeted positive return potential, (b) structural risk protections, (c) collateral management, and (d) flexibility to restructure profit zones if necessary. The Fund intends to invest primarily in option spreads, consisting of 50 to 400 individual option positions, and may buy or sell put or call index options that are not paired as part of an option spread. The duration of individual option positions will normally range from 20 to 75 days at inception. The gross notional value of options held by the Fund may significantly exceed the current net asset value of the Fund at any time. To the extent the Fund enters into option positions that are only partially or not at all paired as part of an option spread, the Fund may have greater exposure to rapid deterioration of the portfolio and should be deemed speculative.

The Fund may invest in exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”), including ETFs and ETNs that provide exposure to market volatility, either as an offset or as an addition to option-based trades. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first two risks):

• Market Risk • Fixed Income Risk • Credit Risk	• Derivatives Risk • Leveraging Risk • Liquidity Risk	• Management Risk • Turnover Risk

Prospectus	11

AllianzGI U.S. Equity Hedged Fund

Principal Investments and Strategies	Investment Objective Seeks capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions	Fund Category Common Stocks Fund Focus U.S. equity securities	Approximate Primary Capitalization Range Same as S&P 500 Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of U.S. companies. The Fund currently defines “U.S. companies” as those companies that are deemed to be domiciled in the United States for purposes of their geographical eligibility for inclusion in the S&P 500 Index, a broad-based index of U.S. stocks.

The Fund expects to invest typically in all 500 stocks included in the S&P 500 Index, and seeks to replicate approximately the relative weighting of those stocks on the S&P 500 Index. To the extent the portfolio managers identify efficiencies in achieving exposure to desired stocks through other instruments, the Fund may complement its direct stock positions with temporary or medium-term investments in stock index futures, exchange traded funds (ETFs) and other derivative instruments. The portfolio managers may consider selling a particular position if the security ceases to be included on the S&P 500 Index (either through quarterly rebalancing of the index or otherwise) or if a more attractive means of achieving the same exposure is identified. Because the S&P 500 Index does not incur the types of transaction costs that the Fund bears in connection with rebalancing and responding to cash flows, the Fund’s stock portfolio (regardless of whether through direct or indirect holdings) may consistently underperform the S&P 500 Index.

Under normal market and other conditions, in addition to the stock portfolio described above, the Fund seeks to employ a strategy of investing in exchange-traded options or FLEX options (i.e. listed options that are traded on an exchange but with customized strike prices and expiration dates) that, when paired with the equity portfolio, promote the protection of capital during unfavorable market conditions (the “Index Option Strategy”).The Fund will utilize (buy) equity index put options (long puts) on U.S. equity indexes with the purpose of protecting the Fund from a significant market decline while limiting the cost and interference of this “protection,” and will write (sell) equity index call options (short calls) on U.S. equity indexes to offset some or all of the cost of the put options. Under normal market conditions, the option positions will consist of long puts with notional value roughly equal to the full value of the Fund’s stock portfolio, expiring in roughly equal proportions over longer periods (e.g., the next 12 months), and short call positions expiring over a shorter period (e.g. less than 45 days) with notional value roughly equal to the full value of the Fund’s stock portfolio. Additionally, when a new long put position is established in periods of elevated volatility, the portfolio managers may seek to pair it with a short put at a strike price below the coinciding long put. All options are expected to be held to expiration (unless redemptions require earlier close-out), and strike prices are systematically selected. In pursuing the Index Option Strategy, the Fund generally will not be able to offset the full cost of the “protection” it is seeking and must keep significant cash and cash equivalents available, and therefore the Fund will typically underperform the S&P 500 Index during periods of market increases and slight market decreases.

In response to unusual market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in long call options or call option spreads, high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Derivatives Risk • Credit Risk • Leveraging Risk • Liquidity Risk	• Management Risk • Turnover Risk

12	Allianz Multi-Strategy Funds

AllianzGI NFJ Emerging Markets Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category International Stocks	Fund Focus Equity securities of companies domiciled in emerging market countries Approximate Number of Holdings 125-175	Approximate Primary Capitalization Range Greater than $500 million Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are domiciled in or tied economically to countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund may achieve its exposure to non-U.S. equity securities in several ways, including through investing in American Depositary Receipts (ADRs) and other depositary receipts, in addition to direct investments in the securities of non-U.S. issuers. The Fund may also utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, as well as access products such as participatory notes. Although the Fund does not expect to invest significantly in foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, it may do so at any time.

In selecting investments for the Fund, the portfolio managers use a value investing style focusing on equity securities of companies whose securities the portfolio managers believe have low valuations, including smaller capitalization securities and real estate investment trusts (REITs). The portfolio managers partition the Fund’s initial selection universe of non-U.S. and U.S. companies for dividend-paying value opportunities across the emerging markets to determine potential holdings for the Fund representing broad diversification by sector, industry, country and issue. The portfolio managers use quantitative factors to screen the Fund’s selection universe, analyzing factors such as price-to-earnings ratios (i.e., share price relative to a company’s earnings), dividend yield, price-to-book ratios (i.e., share price relative to a company’s balance sheet value), price-to-cash-flow ratios (i.e., share price relative to a company’s cash flow). After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 125 to 175 securities for the Fund. The portfolio managers may consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security demonstrates a lower price-to-earnings ratio, a higher dividend yield or other, favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk	• Emerging Markets Risk • Smaller Company Risk • Credit Risk • Currency Risk	• Liquidity Risk • Management Risk • REIT Risk • Turnover Risk

Prospectus	13

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in the Fund Summaries and are described in more detail in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques appearing in bold type below are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Credit Risk	A Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending cash collateral) is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. A Fund is also subject to the risk that a counterparty to a derivatives contract, repurchase agreement, a loan of portfolio securities or an unsettled transaction may be unable or unwilling to honor its obligations to the Fund.

Currency Risk	Funds that invest directly in foreign (non-U.S.) currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s exposure to foreign currencies, including investments in foreign currency-denominated securities, may reduce the returns of the Fund.

Derivatives Risk	Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The derivatives that may be used by the Funds are discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. A Fund investing in a derivative instrument could lose more than the principal amount invested, and the use of certain derivatives may subject a Fund to the potential for unlimited loss. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. Finally, federal legislation has been recently enacted in the U.S. that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Funds’ participation in derivatives transactions.

Emerging Markets Risk	A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund

14	Allianz Multi-Strategy Funds

invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly-defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. For example, to the extent a Fund invests in companies incorporated or doing significant business in China, which may be considered an emerging market, the risks associated with China-related investments may be more pronounced for such Fund. See “China-Related Risk” above. Funds may also be subject to Emerging Markets Risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to these risks.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Fixed Income Risk	All of the Funds that invest in fixed income instruments are subject to interest rate risk. Changes in the market values of fixed income instruments are largely a function of changes in the current level of interest rates. The value of a Fund’s investments in fixed income instruments will typically change as the level of interest rates fluctuate. During periods of declining interest rates, the value of fixed income instruments generally rise. Conversely, during periods of rising interest rates, the value of fixed income instruments generally decline.

“Duration” is one measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, underlying bond funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than underlying bond funds with shorter average portfolio durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income instruments with similar durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Also, some portfolios (e.g., portfolios with mortgage-backed and other prepayable securities) have changing durations and may have increasing durations precisely when that is least advantageous (i.e., when interest rates are rising).

Many Funds, including most of the underlying bond funds, may invest in securities that are particularly sensitive to fluctuations in prevailing interest rates and have relatively high levels of interest rate risk. These include various mortgage-related securities (e.g., the interest-only or “IO” class of a stripped mortgage-backed security) and “zero coupon” securities (fixed income instruments, including certain U.S. Government securities, that do not make periodic interest payments and are purchased at a discount from their value at maturity).

Certain of the Funds may invest in securities issued by U.S. Government agencies or government enterprises. Although some of these securities may be guaranteed as to the payment of principal or interest by the relevant

Prospectus	15

enterprise or agency, others may not be guaranteed, and therefore may be riskier than securities guaranteed by the U.S. Treasury.

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services as well as the historical and prospective earnings of the issuer and the value of its assets.

Leveraging Risk	Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowings may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses.

Liquidity Risk	Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from purchasing or selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain issuer or sector.

Management Risk	Each Fund is subject to management risk because it is an actively managed investment portfolio. The Manager, the Sub-Advisers and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

To the extent the portfolio managers employ quantitative models, whether proprietary or maintained by third parties, there can be no assurance that such models will behave as expected in all market conditions, including due to deviations between expected and actual relationships among variables. In addition, the computer programming used to construct, or the data employed by, quantitative models may contain errors, which may cause losses for the Fund or reduce performance. In the event third-party models become increasingly costly or unavailable, the portfolio managers may be forced to rely on proprietary models or to reduce or discontinue their use of quantitative models.

The Funds are also subject to the risk that deficiencies in the operational systems or controls of the Manager or another service provider will cause losses for the Funds or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent a Fund from purchasing a security expected to appreciate in value. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to Allianz Global Fund Management and each individual portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Market Risk	The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector.

16	Allianz Multi-Strategy Funds

The market price of fixed income securities, as well as equity securities and other types of investments, may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

Non-U.S. Investment Risk	A Fund that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are often not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or geographic area, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters. For example, because certain of the Funds may invest more than 25% of their assets in particular countries, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, a Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S., which could reduce the return on an investment in a Fund.

REIT or Real Estate-Linked Derivatives Risk	To the extent that a Fund invests in real estate investment trusts (REITs) or real estate derivatives instruments, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Smaller Company Risk	The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk	A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Additional Risks of Investing in the Funds	In addition to the risks described above, certain of the Funds are newly or relatively recently formed and therefore have limited or no history for investors to evaluate. Certain Funds have recently changed investment strategies and/or portfolio management personnel, and they would not necessarily have achieved the same performance results if the current strategies had been followed and/or the current personnel had been in place. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Prospectus	17

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings, together with additional information about portfolio holdings disclosure, is available in the Trust’s Statement of Additional Information. In addition, the Manager will post each Fund’s portfolio holdings information on the Funds’ website at www.allianzinvestors.com. The Funds’ website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately five (5) business days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

18	Allianz Multi-Strategy Funds

Adviser’s Prior Related Performance Information

A number of the Funds were recently organized and have little performance record of their own. The following table sets forth historical performance information for the institutional accounts managed by AGIC (the “Composite”) that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the AllianzGI Structured Alpha Fund.

The composite data is provided to illustrate the past performance of AGIC in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the above-mentioned Fund. The accounts in the Composite are separate and distinct from the Fund; its performance is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund or of AGIC.

The Composite’s performance data shown below was calculated in accordance with recognized industry standards, consistently applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. “Net of Fees” figures also reflect the deduction of investment advisory fees. Custodial fees, if any, were not included in the calculation. The Composite includes all actual discretionary institutional accounts managed by AGIC for at least one full month that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composite may include both tax-exempt and taxable accounts and all reinvestment of earnings.

Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of the Composite combine the individual accounts’ returns (calculated on a time-weighted rate of return basis that is revalued daily) by asset-weighting each account’s asset value as of the beginning of the month. Annual returns are calculated by geometrically linking the monthly returns. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the SEC for registered investment companies.

The institutional accounts that are included in the Composite may be subject to lower expenses than the Fund and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composite may have been less favorable had it been subject to the same expenses as the Fund or had it been regulated as an investment company under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax that may have been payable.

The table below shows the annual total returns for the Composite, and a broad-based securities market index for periods ended December 31.

AGIC’s Prior
Performance of
Similar Accounts		Composite	Composite	BofA Merrill Lynch 3-Month
Relating to the	Year	(Gross of Fees)	(Net of Fees)	U.S. Treasury Bill Index

AllianzGI Structured Alpha Fund	Annualized Since Inception	8.33%	6.50%	1.97%
	Annualized 3 Year	7.18	5.17	0.12
	Annualized 5 Year	6.01	4.63	0.98
	2011	1.06	1.09	0.10
	2010	8.43	6.00	0.13
	2009	16.06	11.09	0.21
	2008	-7.54	-4.53	2.06
	2007	17.79	13.84	5.00
	2006	15.15	11.95	4.85

Prospectus	19

Management of the Funds

Investment Manager	Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Manager”) serves as the investment manager for all of the Funds. In this capacity, the Manager provides investment advisory and certain administrative services to all Funds. Subject to the supervision of the Trust’s Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Manager is located at 1633 Broadway, New York, New York 10019. Organized in 2000, the Manager provides investment management and advisory services to open-end mutual funds and closed-end funds. The Manager is a wholly-owned indirect subsidiary of Allianz Asset Management of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of June 30, 2012, the Manager and its investment management affiliates had approximately $1.5 trillion in assets under management.

The Manager has retained investment management firms (“Sub-Advisers”) to manage each Fund’s investments. See “Sub-Advisers” below. The Manager may retain affiliates to provide various administrative and other services required by the Funds.

Management Fees	Each Fund pays a monthly management fee to the Manager in return for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund’s business affairs and other administrative matters. In addition to the fees of the Manager, each Fund pays all other costs and expenses of its operations, including, without limitation, compensation of its Trustees (other than those affiliated with the Manager), custodial expenses, shareholder servicing expenses, transfer agency expenses, sub-transfer agency expenses, dividend disbursing expenses, legal fees, expenses of an independent registered public accounting firm, expenses of preparing, printing and distributing proxy statements and reports to governmental agencies, and taxes, if any.

The Manager (and not the Fund) pays a portion of the management fees it receives to the Sub-Advisers in return for their services.

The Funds are newly formed, and as a result, management fees paid to Allianz Global Fund Management during the most recently completed fiscal year are not available. For the current fiscal year, the Funds will pay monthly management fees to the Manager at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Allianz Multi-Strategy Fund	Management Fees

AllianzGI Structured Alpha Fund	1.25%
AllianzGI U.S. Equity Hedged Fund	0.70%
AllianzGI NFJ Emerging Markets Value Fund	1.00%

A discussion regarding the basis for the initial approval by the Board of Trustees of the investment management agreement between Allianz Global Fund Management and the AllianzGI Structured Alpha Fund, AllianzGI U.S. Equity Hedged Fund and AllianzGI NFJ Emerging Markets Value Fund, the sub-advisory agreement between Allianz Global Fund Management and AGIC with respect to the AllianzGI Structured Alpha Fund and AllianzGI U.S. Equity Hedged Fund and the sub-advisory agreement between Allianz Global Fund Management and NFJ with respect to the AllianzGI NFJ Emerging Markets Value Fund will be available in the annual report to shareholders for the fiscal year ending November 30, 2012.

Expense Limitation Arrangements	Expense Limitation Arrangements. For certain Funds, the Manager has contractually agreed to expense limitation arrangements as specified under “Fees and Expenses of the Fund” in the Fund Summary of each such Fund. Specifically, the Manager will waive its Management Fee or reimburse the Fund until the date indicated to the extent that Total Annual Fund Operating Expenses (after application of any additional fee waiver as described above) including the payment of organizational expenses, but excluding interest, tax and extraordinary expenses, and certain credits and other expenses, exceed the amount specified for each share class of the Fund as a percentage of average net assets. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

20	Allianz Multi-Strategy Funds

Sub-Advisers	Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Manager and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Funds it manages.

Sub-Adviser*	Allianz Multi-Strategy Fund(s)

Allianz Global Investors Capital LLC (“AGIC”) 600 West Broadway San Diego, CA 92101	AllianzGI Structured Alpha and AllianzGI U.S. Equity Hedged Funds (the “AGIC Funds”)

NFJ Investment Group LLC (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	AllianzGI NFJ Emerging Markets Value Fund (the “NFJ Fund”)

* Each of the Sub-Advisers is affiliated with the Manager.

The following provides additional information about each Sub-Adviser and the individual portfolio manager(s) who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

AGIC	AGIC is registered as an investment adviser with the SEC and is organized as a Delaware limited liability company. Its principal place of business is located at 600 West Broadway, San Diego, California 92101. AGIC also has an office located at 1633 Broadway, New York, New York 10019.

AGIC provides investment management services across a broad class of assets including equity, fixed income, futures and options, convertibles and other securities and derivative instruments. AGIC’s primary business is to provide discretionary advisory services to institutional clients through its separate account management services. In addition, AGIC provides discretionary investment advisory services to a variety of commingled funds (including SEC registered open-end investment companies, SEC registered closed-end investment companies and other commingled funds that are not registered with the SEC), which may be sponsored or established by AGIC, its affiliates or by unaffiliated third parties. AGIC also participates as a non-discretionary investment adviser providing investment models to unaffiliated third parties. As of June 30, 2012, AGIC had assets under management of $15 billion.

In addition to the advisory-related services noted above, AGIC also provides administration and legal/ compliance oversight services, as well as global client service, marketing and sales support to NFJ Investment Group LLC and legal/compliance and back office operations to AGI Solutions.

The individuals at AGIC listed below have or share primary responsibility for the day-to-day management of the noted Funds.

Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AllianzGI Structured Alpha Fund	Greg P. Tournant	2012 (Inception)	Mr. Tournant has over sixteen years of investment industry experience and heads AGI Capital’s Structured Products team, which he created in 2005. He is also lead portfolio manager for all strategies managed on this platform. From mid-2007 to late-2008 he served as Co-Chief Investment Officer of Innovative Options Management, where he worked with a predecessor affiliate of AGI Capital in a sub-advisory capacity. Previously, while at a former affiliate, he managed an equity index option-based hedge fund, option programs on several open-end mutual funds as well as an open-end large-cap growth equity mutual fund. Prior to joining AGI Capital via a predecessor affiliate in 2001, he served as a senior research analyst at Eagle Asset Management, and also spent three years as a strategy consultant for McKinsey & Co. and two years as a sell-side research analyst for Raymond James. Mr. Tournant earned his M.B.A. from the Kellogg School of Business at Northwestern University and his B.S. in Finance/Economics from Trinity University.

	Stephen G. Bond-Nelson	2012 (Inception)	Mr. Bond-Nelson has over nineteen years of investment industry experience and has portfolio management and research responsibilities for the Structured Products team. He has been with the team since its inception in 2005. Prior to joining AGI Capital via a predecessor affiliate in 1999, he was a research analyst/associate with Prudential Mutual Funds. Mr. Bond-Nelson earned his M.B.A. from Rutgers University and his B.S. from Lehigh University.

Prospectus	21

Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

	Trevor Taylor	2012 (Inception)	Mr. Taylor has over thirteen years of investment industry experience and has portfolio management and research responsibilities for the Structured Products team. Prior to joining AGI Capital via a predecessor affiliate in 2008, he was Co-Chief Investment Officer at Innovative Options Management and Chief Investment Officer at TLT Atlantic Asset Management and TLT Corp. Mr. Taylor earned his B.A. from the University of Florida.

AllianzGI U.S. Equity Hedged Fund	Greg P. Tournant	2012 (Inception)	See above.

	Stephen G. Bond-Nelson	2012 (Inception)	See above.

NFJ	NFJ provides investment management services to mutual funds, closed-end funds and institutional accounts. NFJ is an investment management firm organized as a Delaware limited liability company and, as noted above, is a wholly-owned subsidiary of AGIC, which, in turn, is wholly owned by Allianz. AGIC is the sole member of NFJ. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. Accounts managed and advised by NFJ (including both discretionary and non-discretionary accounts) had combined assets, as of June 30, 2012, of approximately $34.8 billion.

Each NFJ investment strategy is supported by a team of investment professionals. Every core team consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of the NFJ Fund, who are primarily responsible for the NFJ Fund’s day-to-day management, are listed below.

Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AllianzGI NFJ Emerging Markets Value Fund	Morley D. Campbell	2012 (Inception)	Mr. Campbell has over seven years of experience in investment and financial analysis and has portfolio management and research responsibilities for the NFJ Small Cap Value and NFJ Mid Cap Value 100 investment strategies. Prior to joining NFJ Investment Group, an advisory affiliate of AGI Capital, in 2007, he was an investment banking analyst for Lazard Frères and Merrill Lynch. Mr. Campbell earned his M.B.A. from Harvard Business School and his B.B.A. degree in Finance from the University of Texas.

	L. Baxter Hines	2012 (Inception)	Vice President and Portfolio Manager at NFJ. He has over 5 years’ experience in equity research and investment consulting. Prior to joining NFJ in 2008, Mr. Hines attended the University of Texas where he received an MBA from the McCombs School of Business. Before attending business school, Mr. Hines worked as a market data specialist for Reuters. He received his BA in Economics from the University of Virginia in 2001. Mr. Hines has over 6 years of investment industry experience.

	R. Burns McKinney	2012 (Inception)	Managing Director at NFJ. He has over 14 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to 2001, Mr. McKinney was a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. Mr. McKinney began his career as an investment banking analyst at Alex Brown & Sons in 1996. Mr. McKinney received his BA in Economics from Dartmouth College in 1996 and his MBA from the Wharton School of Business in 2003. He is a CFA charterholder.

	Thomas W. Oliver	2012 (Inception)	Managing Director and Portfolio Manager at NFJ. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver began his career as an auditor with Deloitte & Touche in 1995. He received his BBA and MCA degrees from the University of Texas in 1995 and 2005, respectively. He is a CPA and CFA charterholder. He has over 16 years of investment industry experience.

Manager/Sub-Adviser Relationship	Shareholders of each of the AGIC and NFJ Funds have granted approval to the Manager to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the SEC (the “Exemptive Order”) with respect to certain other open-end funds within the Allianz family of funds. One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Currently the Exemptive Order does not apply to the Trust. In addition, the Exemptive Order currently does not apply to sub-advisory agreements with affiliates of the Manager without shareholder approval, unless those affiliates are wholly-owned by Allianz. However, the Trust and the Manager may seek further exemptive and no-action relief in order to permit the Trust to rely on the terms of the Exemptive Order.

22	Allianz Multi-Strategy Funds

Distributor	The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an indirect subsidiary of Allianz, Allianz Global Fund Management’s parent company. The Distributor, located at 1633 Broadway, New York, New York 10019, is a broker-dealer registered with the SEC.

Regulatory and Litigation Matters	Legal proceedings involving the Investment Manager and certain of its affiliates, which were previously disclosed, have been resolved.

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24	Allianz Multi-Strategy Funds

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26	Allianz Multi-Strategy Funds

Classes of Shares—Class A and C Shares

For each Fund in this Prospectus, the Trust offers investors Class A and Class C shares. Each class of shares is subject to different types and levels of sales charges (if applicable) and other fees than the other classes and bears a different level of expenses.

Before purchasing shares of the Funds directly, an investor should inquire about the other classes of shares offered by the Trust and particular Funds, some of which are offered in different prospectuses. As described within the applicable prospectus, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor may call the Distributor at 1-800-988-8380 for information about other investment options.

Class A and Class C shares are generally available for purchase by all investors, subject to the satisfaction of investment minimums described below under “How to Buy and Sell Shares—Investment Minimums & Minimum Account Size.” Subject to eligibility, the class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Statement of Additional Information, which can be obtained free of charge from the Distributor.

Class A Shares	• You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•   You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Statement of Additional Information for details.

•   Class A shares are subject to lower 12b-1 fees than Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders, but pay initial sales charges that do not apply to Class C shares.

•   You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge. Please see the Statement of Additional Information for details.

• Class A shares do not convert into any other class of shares.

Class C Shares	• You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

• You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors.

• Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

• Class C shares do not convert into any other class of shares.

All Classes	Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See the Statement of Additional Information for details. The following provides additional information about the sales charges and other expenses associated with each share Class.

Initial Sales Charges—Class A Shares	This section includes important information about sales charge reduction programs available to investors in Class A shares of the Funds and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. Investors who purchase $1,000,000 or more of

Prospectus	27

any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

All Funds

	Sales Charge	Sales Charge
	as % of Net	as % of Public
Amount of Purchase	Amount Invested	Offering Price

$0–$49,999	5.82%	5.50%

$50,000–$99,999	4.71%	4.50%

$100,000–$249,999	3.63%	3.50%

$250,000–$499,999	2.56%	2.50%

$500,000–$999,999	2.04%	2.00%

$1,000,000+	0.00%	0.00%

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one or more Funds or series of Allianz Funds that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Statement of Additional Information.

Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor for purposes of determining the applicable front-end sales charge.

The term “Qualifying Investor” refers to:

         (i) an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii) a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii) an employee benefit plan of a single employer

* For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

For example, the following illustrates the operation of the Right of Accumulation:

•   Example: If a shareholder owned Class A shares of the AllianzGI Structured Alpha Fund with a current net asset value of $15,000 and Class C shares of the AllianzGI NFJ Emerging Markets Value Fund with a current net asset value of $10,000 and he wished to purchase Class A shares of the AllianzGI U.S. Equity Hedged Fund with a purchase price of $30,000 (including sales charge), the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the AllianzGI U.S. Equity Hedged Fund, rather than the 5.50% rate that would otherwise apply to a $30,000 purchase. The discount will be applied only to the current purchase (i.e., the $30,000 purchase), not to any previous transaction.

Please see the Statement of Additional Information for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in

28	Allianz Multi-Strategy Funds

your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are described in the Statement of Additional Information.

Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charges on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Sales at Net Asset Value. In addition to the programs summarized above, the Funds may sell their Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: Trustees of the Funds; employees of the Manager, Sub-Advisers and Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records. In order for investors in Class A shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account.

An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds or other Eligible Funds held in:

• all of the investor’s accounts held directly with the Trust or through a financial intermediary;

• any account of the investor at another financial intermediary; and

• accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge, on the Fund’s Web site at http://www.allianzinvestors.com, information regarding eliminations of and reductions in sales charges associated with Eligible Funds.

Initial Sales Charges— Class C Shares	As discussed above, Class C shares of the Funds are not subject to an initial sales charge.

Contingent Deferred Sales Charges (CDSCs)—Class C Shares	Unless you are eligible for a waiver, if you sell (redeem) your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class C shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class C Shares	Years Since Purchase	Percentage Contingent
	Payment was Made	Deferred Sales Charge

	First	1

	Thereafter	0

CDSCs on Class A Shares	Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this

Prospectus	29

point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share. CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC.

For example, the following illustrates the operation of the Class C CDSC:

•   Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class C shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 1%, the Class C CDSC would be $20.

Reductions and Waivers of Initial Sales Charges and CDSCs	The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Statement of Additional Information for details. The Statement of Additional Information is available free of charge from the Distributor.

Distribution and Servicing (12b-1) Plans	The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

	Servicing	Distribution
All Funds	Fee	Fee

Class A	0.25%	None

Class C	0.25%	0.75%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class C shares of the Funds do not pay initial sales charges, the distribution fees payable on Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares of the Funds.

Payments to Financial Firms	Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial advisor (collectively, “financial firms”) through which you purchase your shares. With respect to Class C shares, the financial firms are also paid at the time of your purchase a commission equal to 1.00% of your investment in such share classes. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

30	Allianz Multi-Strategy Funds

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in the Trust and Allianz Funds. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount that normally will not exceed the amount that would have been payable pursuant to the formulae. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms and make payments to financial firms to help offset the cost associated with processing transactions in Fund shares.

In addition, the Manager may make arrangements for a Fund to make payments, directly or through the Manager or its affiliates, to selected financial intermediaries (such as brokers or third party administrators) for providing certain services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: maintaining investor accounts at the financial intermediary level and keeping track of purchases, redemptions and exchanges by such accounts; processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Manager and/or its affiliates. The actual services provided, and the payments made for such services, may vary from firm to firm. For these services, a Fund may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some cases up to $12 per account for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts, or (ii) an annual fee of up to 0.25%, and in some cases up to 0.35%, of the value of the assets in the relevant accounts. These amounts would be in addition to amounts paid by the Funds to the Trust’s transfer agent or other service providers.

The payments described above may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Manager and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. Furthermore, the payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Manager do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor or plan administrator and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolios, the Funds, the Manager and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

Prospectus	31

For further details about payments made by the Fund, the Distributor and the Manager to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares. Please see “Management of the Funds” above.

32	Allianz Multi-Strategy Funds

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds. More detailed information about the Trust’s purchase, sale and exchange arrangements for Fund shares is provided in the Statement of Additional Information. The Statement of Additional Information (which is available free of charge by writing the Distributor or calling 1-800-988-8380) provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

• Wire transfer procedures
• Automatic purchase, exchange and withdrawal programs
• Programs that establish a link from your Fund account to your bank account
• Special arrangements for tax-qualified retirement plans
• Investment programs that allow you to reduce or eliminate initial sales charges
• Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments	When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” below for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. There are certain exceptions where an order is received by the Distributor from a broker, dealer, or financial service firm after NAV is determined that day. Such an order will be processed at that day’s NAV if it was received by the broker, dealer, or firm from its customer or specified benefit plan prior to the NAV determination and was received by the Distributor before 9:30 a.m., Eastern time, on the following business day. Please see the Statement of Additional Information for details.

Orders sent to the Distributor’s P.O. Box are not deemed “received” until they arrive at the Distributor’s facility. This may affect the date on which they are processed.

Investors who purchase shares through specified benefit plans should be aware that plan administrators may aggregate purchase, redemption and exchange orders for participants in the plan. Therefore, there may be a delay between the time you place an order with the plan administrator and the time the order is forwarded to the Trust’s transfer agent, Boston Financial Data Services, Inc. (“Transfer Agent”), for execution.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Buying Shares—Classes A and C	You can buy Class A or Class C shares of the Funds in the following ways:

    •   Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

    •   Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to the Allianz Family of Funds along with a completed application form, as described under “All Share Classes” below, to:

Allianz Family of Funds P.O. Box 8050 Boston, MA 02266-8050

The Allianz Family of Funds accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to the Allianz Family of Funds and should clearly indicate your account number. Please call the Distributor at 1-800-988-8380 if you have any questions regarding purchases by mail.

Prospectus	33

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Statement of Additional Information describes a number of additional ways you can make direct investments, including through the Allianz Funds Auto-Invest and Allianz Funds Fund Link programs. You can obtain the Statement of Additional Information free of charge from the Distributor by written request or by calling 1-800-988-8380.

Investment Minimums	The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The Trust does not currently issue share certificates.

The following investment minimums apply for purchases of Class A and Class C shares.

Initial Investment	Subsequent Investments
$1,000 per Fund	$50 per Fund

The minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

Abusive Trading Practices	The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, securities of issuers located in emerging markets or any high-yield or other securities that are thinly traded and more difficult to value.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through a combination of methods. To the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, that fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

The Trust also seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Manager each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Manager, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based

34	Allianz Multi-Strategy Funds

program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Trust and its service providers to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Minimum Account Size	Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Manager has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your accounts with the Trust and Allianz Funds exceeds $50,000.

Exchanging Shares	Except as provided below and/or in the applicable Funds’ or series’ prospectus(es), you may exchange your Class A or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of Allianz Funds that offers the same Class of shares. Shares are exchanged on the basis of their respective NAVs (without a sales charge) next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees.

For Class A and Class C shares, exchanges are subject to the $1,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds Auto-Exchange plan. In addition, for taxable shareholders, an exchange is generally a taxable event that will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

In certain circumstances, shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Funds, P.O. Box 8050, Boston, MA 02266-8050. You can get an exchange form by calling the Distributor at 1-800-988-8380.

The Trust and the Manager each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Manager, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Manager to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” above. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

The Statement of Additional Information provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options.

Selling Shares— Class A and C	You can sell (redeem) Class A or Class C shares of the Funds in the following ways:

    •   Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

    •   Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050:

         (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

Prospectus	35

         (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Validation” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

         (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature validation is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-988-8380 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker “street name” accounts — you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Validation” below. The Distributor may, however, waive the signature validation requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Statement of Additional Information describes a number of additional ways you can redeem your shares, including:

• Telephone requests to the Transfer Agent
• Expedited wire transfers
• Automatic Withdrawal Plan
• Allianz Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Statement of Additional Information describes each of these options and provides additional information about selling shares. You can obtain the Statement of Additional Information free of charge from the Distributor by written request or by calling 1-800-988-8380.

Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemption Fees	The Trust does not charge any redemption fees on the redemption or exchange of Fund shares.

Other Redemption Information	Redemptions of all Classes of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature validation from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. A signature validation cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact

36	Allianz Multi-Strategy Funds

your financial intermediary for more information on any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

In addition, for taxable shareholders, a redemption is generally a taxable event that will generate capital gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

Timing of Redemption Payments	For Class A and Class C shares, redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions in Kind	The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Cost Basis Reporting	When you redeem, sell or exchange Fund shares, the Fund or, if you purchase your shares through a broker, dealer or other financial intermediary, your financial intermediary generally is required to report to you and the IRS on an IRS Form 1099-B cost-basis information with respect to those shares, as well as information about whether any gain or loss on your redemption or exchange is short- or long-term and whether any loss is disallowed under the “wash sale” rules. Such reporting generally is not required for shares held in a retirement or other tax-advantaged account. Cost basis is typically the price you pay for your shares (including reinvested dividends), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.

The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please consult the Fund’s Web site at www.allianzinvestors.com, or your financial intermediary, as applicable, for more information on the available methods for cost basis reporting and how to select or change a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you.

Certificated Shares	The Trust currently does not, and has no intention to, issue share certificates. Should it do so in the future, and if you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Validation” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Validation	When a signature validation is called for, a “Medallion” signature validation or a Signature Validation Program (SVP) stamp will be required. A Medallion signature validation or an SVP stamp may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program or SVP recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature validations from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature validation for transactions of greater than a specified dollar amount. The Trust may change the signature validation requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Prospectus	37

Signature validation cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Verification of Identity	To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person who opens a new account:

1. Name. 2. Date of birth (for individuals). 3. Residential or business street address. 4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Shares of the Funds are publicly offered for sale only in the U.S., its territories and possessions.

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of a Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-988-8380. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

38	Allianz Multi-Strategy Funds

How Fund Shares Are Priced

The net asset value per share (“NAV”) of each class of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees of the Funds may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments by the Funds having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed above under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

Prospectus	39

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on certain classes of shares are expected to be lower than dividends on other shares as a result of the administrative fees, distribution and/or servicing fees or other expenses applicable only to certain classes of shares. The table below shows when each Fund intends to declare and distribute income dividends to shareholders of record. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary.

Allianz Fund	At Least Annually	Quarterly

AllianzGI NFJ Emerging Markets Value Fund		•

All other Funds	•

In addition, each Fund distributes any net capital gains (i.e., the excess of net long-term gains over net short-term losses) it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

• Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

    •   Invest all distributions in shares of the same class of any other Fund or series of Allianz Funds that offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-988-8380.

    •   Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-988-8380.

You do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker or other financial intermediary, or call the Distributor at 1-800-988-8380.

40	Allianz Multi-Strategy Funds

Tax Consequences

This section summarizes some of the important U.S. federal income tax consequences to U.S. persons of investing in the Funds. An investment in the Funds may have other tax implications. You should consult your tax advisor for information concerning the possible application of federal, state, local, or non-U.S. tax laws to you. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Each Fund intends to elect to be treated and intends to qualify each year as a regulated investment company under the Internal Revenue Code. A regulated investment company is not subject to U.S. federal income tax on income and gains that are distributed in a timely manner to shareholders. A Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and, consequently, a reduced return on your investment.

•   Taxes on Fund Distributions. If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. The Funds will provide you with an annual statement showing you the amount and tax character (e.g., ordinary or capital) of the distributions you received each year.

For U.S. federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains. Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. The treatment of Fund distributions of capital gains is based on how long the Fund owned (or is deemed to have owned) the investments that generated those gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than 12 months over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. Distributions of net short-term capital gains in excess of net long-term capital losses will be taxable to you as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed to individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. The special tax treatment of qualified dividend income will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. Distributions from REITs generally do not qualify as qualified dividend income.

Effective for taxable years beginning on or after January 1, 2013, a new Medicare contribution tax will be imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and capital gains recognized on the sale, redemption or exchange of shares of a Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s current and accumulated earnings and profits. In that case, the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of your shares.

To the extent that a Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and could receive a portion of your investment back as a taxable distribution.

Prospectus	41

A Fund’s transactions in derivatives, short sales, or similar or related transactions could affect the amount, timing and character of distributions from the Fund, and could increase the amount and accelerate the timing for payment of taxes payable by shareholders. In particular, a Fund’s options transactions could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are treated and taxable to shareholders as ordinary income. The tax issues relating to these and other types of investments and transactions are described more fully under “Taxation” in the Statement of Additional Information.

•   Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale (or redemption) of Fund shares generally will be taxed to you as capital gain. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale and any gain realized on such transfer will be taxed as capital gain. See “Cost Basis Reporting” above for a description of reporting rules relating to certain redemptions of Fund shares.

•   A Note on Non-U.S. Investments. A Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Eligible funds may be able to pass through to you a deduction or credit for foreign taxes. A Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•   Backup Withholding. The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder (i) who fails to properly furnish the Funds with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate is 28% for amounts paid before January 1, 2013 and is currently scheduled to increase to 31% for amounts paid thereafter.

42	Allianz Multi-Strategy Funds

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified in the Fund Summaries and under “Principal Investments and Strategies of Each Fund” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Manager, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Seeking earnings growth may result in significant investments in sectors that may be subject to greater volatility than other sectors of the economy. Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s earnings growth or other prospects is wrong, or if the portfolio manager’s judgment of how other investors will value the company is wrong, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts, such as ADRs, EDRs and GDRs, as described under “Non-U.S. Securities” below.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference for the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specified and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.

Companies with Smaller Market Capitalizations	Companies that are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They

Prospectus	43

may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets. Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations also have substantial exposure to these risks. Furthermore, as companies’ market capitalizations fall due to declining markets or other circumstances, such companies will have increased exposure to these risks.

Initial Public Offerings	The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Non-U.S. Securities	The Funds may invest in foreign (non-U.S.) securities. The Funds define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). It is expected that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges, however, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets.

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. Investing in these instruments exposes a Fund to credit risk with respect to the issuer of the ADR, EDR or GDR, in addition to the risks of the underlying investment.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities could be subject to withholding and other foreign taxes. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Emerging Market Securities	Each of the Funds that may invest in non-U.S. securities may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the applicable Sub-Adviser, less sophisticated than

44	Allianz Multi-Strategy Funds

more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign (non-U.S.) currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or non-U.S. governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions. The Funds may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, such as hedging against foreign exchange risk arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies, gaining leverage and increasing exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, any such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In addition, to the extent that it engages in foreign currency transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	Unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund,” the Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an

Prospectus	45

established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize (unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund”) include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds that may use derivatives may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies; and may also purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject a Fund to the potential for unlimited loss. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. To the extent a Fund has significant exposure to a single or small group of counterparties, this risk will be particularly pronounced.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Fund investments. A Fund may also

46	Allianz Multi-Strategy Funds

have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders. Derivative instruments are also subject to the risk of ambiguous documentation. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

From time to time, a Fund may use participatory notes (“P-Notes”) to gain exposure to issuers in certain countries. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, P-Notes entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Additionally, while P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.

Equity-Related Instruments	Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Funds may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. Each of the Funds may maintain a portion of their assets in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, without limitation: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities

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issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Investments in U.S. Government securities and other government securities remain subject to the risks associated with downside or default. Unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund,” the Funds may invest in derivatives based on fixed income securities. Although most of the Funds focus on equity and related investments, the Funds may also have significant investment exposure to fixed income securities through investments of cash collateral from loans of portfolio securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Senior and Other Bank Loans	The Funds may invest in fixed- and floating-rate loans issued by banks (including, among others, Senior Loans, delayed funding loans and revolving credit facilities). Loan interests may take the form of direct interests acquired during a primary distribution and may also take the form of assignments of, novations of or participations in a bank loan acquired in secondary markets.

As noted, the Funds may purchase “assignments” of bank loans from lenders. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

The Funds may also invest in “participations” in bank loans. Participations by the Funds in a lender’s portion of a bank loan typically will result in the Funds having a contractual relationship only with such lender, not with the borrower. As a result, the Funds may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of such payments from the borrower. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other lenders through set-off against the borrower, and the Funds may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds may assume the credit risk of both the borrower and the lender selling the participation.

The Senior Loans in which the Funds may invest typically pay interest at rates that are re-determined periodically on the basis of a floating base lending rate (such as the LIBOR Rate) plus a premium. Although Senior Loans are typically of below investment grade quality (i.e., high yield securities), they tend to have more favorable recovery rates than other types of below investment grade quality debt obligations. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (“Lenders”). The Agent typically administers and enforces the Senior Loan on behalf of the other Lenders in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Lenders. A financial institution’s employment as an Agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement would likely remain available to holders of such indebtedness. However, if assets held by the Agent for the benefit of the Funds were determined to be subject to the claims of the Agent’s general creditors, the Funds might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or government agency) similar risks may arise.

Purchasers of Senior Loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate or other borrower for payment of principal and interest. If the Funds do not

48	Allianz Multi-Strategy Funds

receive scheduled interest or principal payments on such indebtedness, the net asset value, market price and/or yield of the common shares could be adversely affected. Senior Loans that are fully secured may offer the Funds more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of any collateral from a secured Senior Loan would satisfy the borrower’s obligation, or that such collateral could be liquidated. Also, the Funds may invest in Senior Loans that are unsecured.

Senior Loans and interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price.

Senior Loans usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Funds derives interest income will be reduced. However, the Funds may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. The effect of prepayments on a Fund’s performance may be mitigated by the receipt of prepayment fees and the Fund’s ability to reinvest prepayments in other Senior Loans that have similar or identical yields.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities or durations tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities	Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or unrated securities deemed by a Sub-Adviser to be of comparable quality, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by a rating agency may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Credit Ratings and Unrated Securities	A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s, S&P and Fitch. Moody’s, S&P, Fitch and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. An Appendix to the Funds’ Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if the applicable Sub-Adviser determines that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the

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Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees. See “Illiquid Securities” below.

Variable and Floating Rate Securities	Variable- and floating-rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating-rate debt instruments (“floaters”) or engages in credit-spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well. This is because variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. The Funds may also invest in inverse floating-rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When a Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares. Certain of a Fund’s investments, including variable- and floating-rate securities, may require the Fund to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it would otherwise have continued to hold.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated or high-yield securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value, and has risks associated with derivative instruments. See “Derivatives.”

50	Allianz Multi-Strategy Funds

Loans of Portfolio Securities	For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Each Fund may (but is not required to) lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of a Fund’s assets. The Funds do not currently have a program in place pursuant to which they could lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

Short Sales	Each Fund may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. The Allianz RCM All Alpha Fund will use short sales as part of an overall portfolio strategy to minimize the effects of market volatility (i.e., a “market neutral” strategy). Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures contract or other derivatives contract) that it does not own. Alternatively or in combination with direct short sales, the Fund may utilize derivative instruments, such as futures on indices or swaps on individual securities, in order to achieve the desired level of short exposure for the portfolio. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividends or interest that accrues on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. A Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund may engage in short sales that are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. A Fund’s use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by Funds that utilize short sales. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund. The SEC and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions. Any such restrictions may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.

In certain market and regulatory environments, a Fund may seek to obtain some or all of its short exposure by using derivative instruments on indices or individual securities, instead of engaging directly in short sales on individual securities. Such environments may include instances of regulatory restrictions as described above. It may also include periods when prime brokers or other counterparties are unable or unwilling to support the Fund’s short-selling of individual securities on adequate terms. Following recent economic developments, including significant turbulence in the credit markets and the financial sector, counterparties that provide prime brokerage services in support of short selling have significantly curtailed their prime brokerage relationships with registered mutual funds. Consequently, Funds may be unable to engage in short sales of individual securities on traditional terms. They may instead seek all of their short exposure through derivatives. To the extent a Fund achieves short exposure by using derivative instruments, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives” above. The RCM All Alpha Fund achieves short exposure through securities lending arrangements structured as repurchase agreements with its custodian. See “Investment Objectives and Policies—Short Sales” in the Statement of Additional Information for more detail.

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When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings	Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. A dollar roll is similar except that the counterparty is not obligated to return the same securities as those originally sold by the Fund but only securities that are “substantially identical.” Reverse repurchase agreements and dollar rolls may be considered forms of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Manager or a Sub-Adviser in accordance with procedures approved by the Board of Trustees to cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings.

Each Fund also may borrow money to the extent permitted under the 1940 Act, subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information.

In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Reverse repurchase agreements, dollar rolls and other forms of borrowings will create leveraging risk for a Fund. See “Summary of Principal Risks—Leveraging Risk.”

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

REITs and Real Estate-Linked Derivatives	The Funds may invest in real estate investment trusts (REITs) or real estate-linked derivative instruments. REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs or real estate-linked derivative instruments, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and credit markets and the possibility of borrowers paying off mortgages sooner than expected,

52	Allianz Multi-Strategy Funds

which may lead to reinvestment of assets at lower prevailing interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Manager or its affiliates.

Portfolio Turnover	The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a Fund employing a written call option strategy or similar strategy may increase to the extent that the Fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change Sub-Advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience substantially increased portfolio turnover due to the differences between the Funds’ previous and current investment objectives and policies and portfolio management strategies. During the most recently completed fiscal year, certain of the Funds had a portfolio turnover rate in excess of 100% as noted in the Fund Summary of each such Fund. These and other Funds may have portfolio turnover rates in excess of 100% in the current fiscal year or in future periods.

Changes in Investment Objectives and Policies	The investment objective of each of the Funds is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the AllianzGI U.S. Equity Hedged Fund and AllianzGI NFJ Emerging Markets Value Fund has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds	In addition to the risks described under “Summary of Principal Risks” above and in this section, to the extent a Fund is recently formed, it would have limited performance history, or even none at all, for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds (including Funds that have lost significant assets through market declines or redemptions) may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a

Prospectus	53

disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, derivatives, placement warrants or other structured products.

Other Investments and Techniques	The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Manager or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

54	Allianz Multi-Strategy Funds

Financial Highlights

The AllianzGI Structured Alpha Fund, AllianzGI U.S. Equity Hedged Fund and AllianzGI NFJ Emerging Markets Value Fund recently commenced operations and as a result financial highlights are not available for these Funds; financial statements for these Funds are not included in the Trust’s shareholder reports for the periods shown.

Prospectus	55

Additional Performance Information

As noted in the Fund Summaries above, this section contains additional information regarding the calculation of each Fund’s performance and the presentation of such performance, once such performance becomes available. The Average Annual Total Returns Table in each Fund’s Fund Summary will compare the Fund’s returns with those of at least one broad-based market index as well as a performance average of similar mutual funds as grouped by Lipper. The sub-sections below titled “Index Descriptions” and “Lipper Average Descriptions” describe the market indices and Lipper Inc. (“Lipper”) Averages that will be used in each Fund Summary.

Index Descriptions.	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of the 3-month U.S. Treasury Market.

The MSCI Emerging Markets Index USD (net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The S&P 500 Index is an unmanaged market generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index.

Lipper Average Descriptions.	The Lipper China Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that includes funds that concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the China region (China, Taiwan and Hong Kong) or in a single country within this region. It does not take into account sales charges.

The Lipper Convertible Securities Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges.

The Lipper Equity Market-Neutral Funds Average is a total return performance average of funds tracked by Lipper that, by portfolio practice, seek to employ strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.

The Lipper Global Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI. It does not take into account sales charges.

The Lipper Global Natural Resources Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in the exploration, development, production, or distribution of natural resources (including oil, natural gas, and base minerals) and/or alternative energy sources (including solar, wind, hydro, tidal, and geothermal). It does not take into account sales charges.

The Lipper International Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper Global Large Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to their large-cap-specific subset of the S&P/Citigroup World BMI. It does not take into account sales charges.

The Lipper High Current Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. It does not take into account sales charges.

The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio,

56	Allianz Multi-Strategy Funds

and three-year sales-per-share growth value, compared to the S&P 500 Index. It does not take into account sales charges.

The Lipper International Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper International Large Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper International Small/Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) below Lipper’s international large-cap floor. International small-/mid-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper International Small/Mid-Cap Value Funds Average is a total return Funds performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) below Lipper’s international large-cap floor. International small/mid-cap value funds typically have a below-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. It does not take into account sales charges.

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58	Allianz Multi-Strategy Funds

Allianz Multi-Strategy Funds	INVESTMENT MANAGER
Allianz Global Investors Fund Management LLC, 1633 Broadway, New York, NY 10019

SUB-ADVISERS
Allianz Global Investors Capital LLC, NFJ Investment Group LLC

DISTRIBUTOR
Allianz Global Investors Distributors LLC, 1633 Broadway, New York, NY 10019

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT
Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, 1100 Walnut Street, Suite 1300, Kansas City, MO 64106

LEGAL COUNSEL
Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199

For further information about the Allianz Multi-Strategy Funds and Allianz Funds call 1-800-988-8380 or visit our Web site at www.allianzinvestors.com.

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders, when they become available, include additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. The Funds’ annual report, when it becomes available, will discuss the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, make shareholder inquiries or access our 24 hour automated telephone response system by calling 1-800-988-8380 or by writing to:

Allianz Funds
1633 Broadway
New York, NY 10019

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-22167.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

Investment Company Act File No. 811-22167	AZ997_122112